CONTENTS

Shareholder Letter                       1
Overview of the Economy                  3
Funds at a Glance                        5
Fund Reports
 Franklin's IFT
Money Market Portfolio                   6
 Franklin U.S. Government
Securities Money Market
Portfolio                               11
 Franklin U.S. Treasury
Money Market Portfolio                  15
 Franklin U.S. Government
Agency Money Market
Fund                                    19
Financial Highlights &
Statement of Investments                23
Financial Statements                    31
Notes to
Financial Statements                    34

SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you the semi-annual report for Franklin's
Institutional Fiduciary Trust (the Trust), for the period ended December 31,
1997.

The Trust was developed specifically to meet the needs of institutional investors. Part of the $221 billion Franklin Templeton Group, the Trust consists of seven separate and distinct series. This report pertains to the following money market funds: Franklin's IFT Money Market Portfolio, Franklin U.S. Government Securities Money Market Portfolio, Franklin U.S. Treasury Money Market Portfolio, and Franklin U.S. Government Agency Money Market Fund. Each portfolio in the Trust has a unique composition designed to meet specific investor preferences.

At the close of 1997, the economy experienced strong economic growth and favorable inflation reports, as investors anticipated the effects of the economic crisis in Asia. The tight labor market pushed the unemployment rate to a twenty-four year low, fueling personal income gains and boosting consumer confidence to a twenty-eight year high at the end of the reporting period. Within this environment, our managers adhered steadfastly to a disciplined investment strategy enabling them to seek out attractive opportunities through a variety of market conditions. We believe this approach benefits our shareholders in the long run, and we will continue to make every effort to employ this strategy going forward.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Charles B. Johnson
Chairman of the Board
Franklin's Institutional Fiduciary Trust

OVERVIEW OF THE ECONOMY

Strong economic growth coupled with mild inflation characterized most of the economy over the last six months. Real gross domestic product (GDP) growth through the last two quarters of 1997 was 3.9%, which is considerably above the Federal Reserve's targeted long-term growth rate of 2.5%. In the labor market, the rate of unemployment declined to 4.6%, the lowest level experienced in twenty-four years, as a direct result of the country's economic strength. Despite the tight labor market, there are still reports of layoffs as corporations continue to struggle to adapt to changes in technology and the impact these changes had on products and services.

The Federal Reserve did not react to continued economic strength during the reporting period, as a result of the Consumer Price Index (CPI) report of an increase of only 1.7% in 1997 --the lowest increase in eleven years. The Asian economic crisis in October also prevented the Federal Reserve from taking any steps which might have induced further volatility in the international financial markets.

We believe the economy is in the later stages of the current business cycle. Continued growth should be stimulated by higher private consumption and increased capital spending, which may ultimately lead to further wage inflation. However, we believe that any impact wages may have on overall consumer prices should be mitigated by continued improvements in manufacturing productivity, as well as by lower exports to the Far East resulting from the economic crisis in Asia. As a result, we believe the Federal Reserve will continue to wait on the sidelines and assess the impact of these variables on economic growth and inflation.

Thomas J. Runkel, CFA

Portfolio Manager

Tom Runkel is a portfolio manager for Franklin's taxable money market funds. He joined Franklin in 1983 and served as an equity and money market securities trader from 1985 to 1989.

Mr. Runkel received a Bachelor of Science degree in political science from the University of California at Davis and a Master of Business Administration degree from Santa Clara University. He is a Chartered Financial Analyst (CFA).



FUNDS AT A GLANCE





December 31, 1997
Portfolios/
Characteristics
                             Franklin's     Franklin        Franklin          Franklin
                               IFT      U.S. Government  U.S. Treasury    U.S. Government
                          Money Market  Securities Money  Money Market     Agency Money
                            Portfolio   Market Portfolio   Portfolio       Market Fund

                             (#0140)           (#0142)     (#0143)           (#0146)
  Seven-Day Current Yield1    5.47%             5.48%       5.12%             5.17%
  Average Weighted Maturity  57 days           38 days     51 days          35 days
Principal
Holdings2

            Agencies                                                           x
            BAs               x
            CDs               x
            CP                x
            RPs               x                   x
            Treasuries        x                   x           x                x


1. Yield reflects the interest income per share earned by the Funds' investments for the seven-day period ended December 31, 1997, calculated as an annual percentage rate.
2. The mix of each Fund's or underlying portfolio's holdings of approved investments or maturities will fluctuate. U.S. government securities owned or held under repurchase agreements by the Funds or their underlying portfolios, but not shares of the Funds, are guaranteed by the U.S. government, its agencies or instrumentalities, as to the timely payment of principal and interest.
Shares of the Funds are not deposits or obligations of any bank or financial institution. They are not insured or guaranteed by any such institution, the FDIC, the U.S. government or any government agency, and involve investment risks, including possible loss of the principal amount invested.


GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

FRANKLIN'S IFT
MONEY MARKET PORTFOLIO

The investment objective for Franklin's IFT Money Market Portfolio (the Fund) is high current income, consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations1

o Certificates of deposit

o Banker's acceptances

o High grade commercial paper

o High grade short-term corporate obligations

o Repurchase agreements collateralized by U.S. government securities1

The Portfolio's composition as of December 31, 1997, is shown to the left.

1. U.S. government securities owned or held under repurchase agreement by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.


The money market securities in which the Portfolio invests are among the highest quality available. As such, the Portfolio does not invest in exotic derivatives or other potentially volatile securities that we think involve undue risk. Instead, we seek to provide shareholders with a high-quality, conservative investment. In addition, the Portfolio maintains an average weighted maturity of 90 days or less, which is relatively short and allows the Portfolio to adjust quickly to changing interest rates.

Through investing in a portfolio of high-quality, short-term securities, the Fund seeks to provide a high level of credit safety combined with a stable net asset value.2 As a result, investors often use Franklin's IFT Money Market Portfolio for assets held in fiduciary, advisory, and custodial capacities. The Fund's competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations, and trust companies.3

2. An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.
3. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.


PERFORMANCE SUMMARY


During the reporting period, the economy achieved strong growth without much threat of rising inflation, thus eliminating the need for policy actions by the Federal Reserve. As a result, the Federal Reserve left its target for the federal funds rate unchanged for the six-month period ended December 31, 1997.

Short-term interest rates were generally stable during the second half of 1997. Reflecting this climate, the Fund's seven-day yield stayed relatively flat over the six-month period, starting at 5.46% on June 30, 1997, and ending at 5.47% as of December 31, 1997.4 During that time, managers increased the Fund's average weighted maturity from 39 days on June 30, 1997, to 57 days on December 31, 1997.

4. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.44% and 5.59%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Total returns for the one-, three-, five-, and ten-year periods ended December 31, 1997, are shown on the next page. As you can see, the Fund consistently outperformed its benchmark, the Lipper Institutional Money Market Funds Index for all these periods.5 Of course, past performance is not predictive of future results.

5. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 188 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance Figures

Period Ended December 31, 1997


Seven-Day Current Yield:6       5.47%
Seven-Day Effective Yield:6     5.62%
Average Weighted Maturity:     57 days

6. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying Portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.44% and 5.59%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
7. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 188 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index.


FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

The Franklin U.S. Government Securities Money Market Portfolio's (the Fund) investment objective is to earn high current income consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.1 The Portfolio's composition as of December 31, 1997 is shown to the right.

The Portfolio was created to comply with the investment criteria of many state, county, and city governments. It may be an appropriate investment choice for government investors, corporations, banks, and savings and loan associations because of its history of principal stability and high degree of credit safety.2 In fact, its emphasis on high credit quality has helped the Portfolio earn the highest possible ratings, "AAAm," by Standard and Poor's Corporation.3

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time/1:30 p.m. Pacific time. This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow that money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to any other money market funds in the Trust.4

1. U.S. government securities owned or held under repurchase agreement by the underlying Portfolio, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.
2. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.
3. The AAAm rating reflects Standard & Poor's(R) assessment of the overall credit quality of the underlying Portfolio, based primarily on the Portfolio's stated investment objectives and policies. It considers, for example, the credit quality of the Portfolio's investments and management, but does not reflect the yield or the market price of the Fund's shares nor approval by Standard & Poor's(R). Ratings are subject to change.
4. The exchange program may be modified or discontinued by the Fund. Shareholders using timing services will be charged a $5 fee for each exchange. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SUMMARY


The Asian crisis caused inflationary pressures to ease during the six-month period ended December 31, 1997, as the economy continued to experience strong growth. While investors speculated about the future direction of short-term interest rates, the Federal Reserve did not raise the federal funds rate target. As a result of the favorable inflationary reports, we expanded the Fund's average weighted maturity from five days on June 30, 1997, to 38 days on December 31, 1997. The Fund's seven-day yield began the period at 5.29% and rose to 5.48% by year end.

The graph on the next page illustrates how the total returns for the Franklin U.S. Government Securities Money Market Portfolio performed against its benchmark, the Lipper Institutional Treasury Money Market Funds for the one-, three-, and five-year periods ended December 31, 1997.5 Of course, past performance cannot guarantee future results.

5. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 125 funds in the institutional treasury money market funds category. This index is unmanaged, and one cannot invest directly in an index.


GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Performance Figures

Period Ended December 31, 1997


Seven-Day Current Yield:6       5.48%
Seven-Day Effective Yield:6     5.63%
Average Weighted Maturity:     38 days

6. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying Portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.42% and 5.56%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
7. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 125 funds in the institutional treasury money market funds category. This index is unmanaged, and one cannot invest directly in an index.

An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.


GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

FRANKLIN U.S. TREASURY
MONEY MARKET PORTFOLIO



The Franklin U.S. Treasury Money Market Portfolio (the Fund) seeks to earn a high level of current income, consistent with capital preservation and liquidity, by investing exclusively in U.S. Treasury securities such as bills, notes, and bonds.1 The Franklin U.S. Treasury Money Market Portfolio does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government, or any other type of money market instrument. The Fund's composition on December 31, 1997, is shown to the right.

The Franklin U.S. Treasury Money Market Portfolio provides institutional investors an opportunity to take advantage of high current yields, combined with the high degree of credit safety available from U.S. Treasury securities. Most investment experts consider U.S. Treasuries to be among the safest investments available in the marketplace.1 The high credit quality of these securities has earned the Franklin U.S. Treasury Money Market Portfolio the highest possible ratings, "AAAm-G," from Standard & Poor's Corporation.2

1. U.S. Treasury securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.
2. The AAAm-G rating reflects Standard & Poor's(R) assessment of the overall credit quality of the Fund's portfolio, based primarily on the Fund's stated investment objectives and policies. It considers, for example, the credit quality of portfolio investments, and management. The rating does not reflect the yield or the market price of the Fund's shares, nor approval by Standard & Poor's(R). Ratings are subject to change.


In addition, the Franklin U.S. Treasury Money Market Portfolio may offer a tax advantage, since income from U.S. Treasuries, and therefore from the Fund, may be free from state and local income taxes for most investors. Investors may therefore earn a higher after-tax return from the portfolio than is available in a fully taxable money market account.3 Of course, all dividends paid out of U.S. government obligation interest are fully taxable for federal income tax purposes. Investors should consult with their own tax advisors for further information on specific state tax rules.

The Franklin U.S. Treasury Money Market Portfolio should be attractive to institutional investors seeking an economical and convenient means of investing in a professionally managed portfolio of high-quality, short-term government securities that allows them easy access to their money.

3. Income is subject to federal income tax. Shareholders should consult their tax advisors regarding the applicability of state and local intangible property or income taxes to their shares in the Fund and to distributions received from the Fund.


PERFORMANCE SUMMARY



Strong economic growth, favorable inflation reports, and the crisis in Asia subdued interest rates for most of the period. As investors speculated about the future direction of short-term interest rates, the Fund's average weighted maturity remained relatively unchanged. During the period, the Fund's average weighted maturity fell slightly from 55 days on June 30, 1997, to 51 days on December 31, 1997. The Fund's seven-day yield began the period at 4.87% and rose to 5.12% on December 31, 1997.4

The chart on the next page illustrates how the Franklin U.S. Treasury Money Market Portfolio performed against its benchmark, the Lipper Institutional Treasury Money Market Funds Index for the one-, three-, and five-year periods ended December 31, 1997.5 Of course, past performance cannot predict future results.

4. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 4.94% and 5.06%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
5. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 125 funds in the institutional treasury money market funds category. This index is unmanaged, and one cannot invest directly in an index.


GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Performance Figures
Period Ended December 31, 1997


Seven-Day Current Yield:6       5.12%
Seven-Day Effective Yield:6     5.25%
Average Weighted Maturity:    51 days

6. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 4.94% and 5.06%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
7. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc.

As of December 31, 1997, there were 125 funds in the institutional treasury money market funds category. This index is unmanaged, and one cannot invest directly in an index.

An investment in the Franklin U.S. Treasury Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.


FRANKLIN U.S. GOVERNMENT AGENCY
MONEY MARKET FUND



The investment objective of the Franklin U.S. Government Agency Money Market Fund (the Fund) is to seek capital preservation and liquidity, while seeking high current income consistent with capital preservation and liquidity.

The Franklin U.S. Government Agency Money Market Fund invests only in U.S. government securities, consisting of marketable fixed, floating, and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities which have been established or sponsored by the U.S. government, such as:1

1. Certain U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

o Federal Farm Credit System

o Federal Home Loan Banks

o Student Loan Marketing Association

o Tennessee Valley Authority

o Federal Deposit Insurance Corporation

o Federal Intermediate Credit Bank

o General Services Administration

In addition, the Fund may invest in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes, and bonds.2 The Fund does not invest in repurchase agreements or any other type of money market instruments. Its composition as of December 31, 1997 is shown to the left.

2. Certain U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

The Fund is designed for investors who want the credit safety of a government securities money market fund, but seek the higher yield potential of agency instruments. In certain states, income paid to shareholders from direct U.S. government obligations may also be exempt from state personal income tax. Of course, all income paid out of U.S. government obligation interest is fully taxable for federal income tax purposes. Investors should consult with their own tax advisors for further information on specific state tax rules.


GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT


PERFORMANCE SUMMARY



During the reporting period, the economy achieved moderate growth without the threat of rising inflation, thus eliminating the need for policy actions by the Federal Reserve. Although the Federal Reserve did not change its target for the federal funds rate, the Fund maintained a relatively short average weighted maturity, as many investors speculated about interest rate changes. The Fund's average weighted maturity fell from 42 days on June 30, 1997, to 35 days on December 31, 1997. The Fund's seven-day yield rose from 5.09% on June 30, 1997, to 5.17% on December 31, 1997.3

The graph on the next page illustrates how the Franklin's U.S. Government Agency Money Market Fund performed versus its benchmark, the Lipper Institutional Treasury Money Funds Index, for the one- and three-year period ending December 31, 1997.4

Of course, past performance cannot guarantee future results.

3. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.45% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.14% and 5.27%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
4. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 125 funds in the institutional treasury money market category. This index is unmanaged, and one cannot invest directly in an index.


GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance Figures
Period Ended December 31, 1997


Seven-Day Current Yield:5       5.17%
Seven-Day Effective Yield:5     5.30%
Average Weighted Maturity:    35 days

5. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.

Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.45% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.14% and 5.27%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

6. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Treasury Money Market Funds Index is Lipper Analytical Services, Inc.

As of December 31, 1997, there were 125 funds in the institutional treasury money market category. This index is unmanaged, and one cannot invest directly in an index.

An investment in the Franklin U.S. Government Agency Money Market Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

Past performance is not predictive of future results.






INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Money Market Portfolio

                                              Six Months Ended
                                              December 31, 1997                 Year Ended June 30,
                                                 (unaudited)  1997      1996       1995      1994        1993
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period......          $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                   -----------------------------------------------------------
Income from investment operations -
 net investment income....................            .027      .053      .055      .053      .033      .033
Less distributions from net investment income        (.027)    (.053)    (.055)    (.053)    (.033)     (.033)
                                                   -----------------------------------------------------------
Net asset value, end of period............          $1.00     $1.00     $1.00     $1.00     $1.00      $1.00
                                                   ===========================================================

Total return**............................           2.78%     5.42%      5.61%     5.46%     3.35%     3.30%

Ratios/supplemental data
Net assets, end of period (000's).........       $192,773  $185,088    $341,295 $272,147  $218,254     $222,282
Ratios to average net assets:
 Expenses1,2..............................            .20%***   .20%       .19%      .15%      .15%      .20%
 Expenses excluding waiver
 and payments by affiliate1,2 ............            .24%***   .24%       .24%      .24%      .25%      .49%
 Net investment income....................           5.50%***  5.27%      5.45%     5.40%     3.24%     3.25%

**Total return is not annualized.
***Annualized

1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio, and a portion of its administration fees incurred by the Fund.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)






Money Market Portfolio                                                               SHARES        VALUE
Mutual Funds 100.0%
The Money Market Portfolio (Note 1) ............................................ 192,790,791 $192,790,791
                                                                                             -------------
Total Investments (Cost $192,790,791) 100.0% ...................................              192,790,791
Other Assets, less Liabilities..................................................                  (17,915)
                                                                                             -------------
Net Assets 100.0%...............................................................             $192,772,876
                                                                                             =============


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


Franklin U.S. Government Securities Money Market Portfolio

                                             Six Months Ended
                                             December 31, 1997              Year Ended June 30,
                                                (unaudited)    1997       1996      1995      1994      1993
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period......          $1.00     $1.00      $1.00     $1.00     $1.00      $1.00
                                                 ------------------------------------------------------------
Income from investment
 operations - net investment income.......            .027      .052       .054      .052      .032       .031
Less distributions from net investment income        (.027)    (.052)     (.054)    (.052)    (.032)     (.031)
                                                 -------------------------------------------------------------
Net asset value, end of period............          $1.00     $1.00      $1.00     $1.00     $1.00      $1.00
                                                 =============================================================

Total return**............................           2.73%     5.29%      5.50%     5.32%     3.25%     3.18%

Ratios/supplemental data
Net assets, end of period (000's).........        $117,491  $136,705   $152,173  $334,830 $218,547    $310,382
Ratios to average net assets:
 Expenses1,2..............................            .20%***   .20%      .19%      .15%      .15%      .19%
 Expenses excluding waiver
 and payments by affiliate1,2.............            .28%***   .26%      .26%      .23%      .25%      .45%
 Net investment income....................           5.38%***  5.14%     5.44%     5.26%     3.20%      3.12%

**Total return is not annualized.
***Annualized
1The expense ratio includes the
Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio, and a portion of its administration fees incurred by the Fund.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)


Franklin U.S. Government Securities Money Market Portfolio                           SHARES        VALUE
Mutual Funds 100.0%

The U.S. Government Securities Money Market Portfolio (Note 1).................. 117,534,517 $117,534,517
                                                                                             -------------
 Total Investments (Cost $117,534,517) 100.0% ..................................              117,534,517
 Other Assets, less Liabilities.................................................                  (43,286)
                                                                                             -------------
 Net Assets 100.0%..............................................................             $117,491,231
                                                                                             =============

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Franklin U.S. Treasury Money Market Portfolio

                                           Six Months Ended
                                           December 31, 1997              Year Ended June 30,
                                              (unaudited)   1997       1996      1995      1994      1993
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period......          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                          ------------------------------------------------------------------
Income from investment
 operations - net investment income.......           .025      .050      .052       .051      .032       .031
Less distributions from net investment income       (.025)    (.050)     (.052)    (.051)    (.032)     (.031)
                                          ------------------------------------------------------------------
Net asset value, end of period............          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                          ==================================================================

Total return**............................           2.54%     5.09%      5.29%     5.17%     3.23%     3.14%

Ratios/supplemental data
Net assets, end of period (000's).........        $58,414   $68,815   $123,157  $200,935  $195,135  $179,232
Ratios to average net assets:
 Expenses.................................            .20%***    .20%      .19%      .10%      .05%      .05%
 Expenses excluding waiver
 and payments by affiliate................            .35%***    .33%      .30%      .30%      .30%      .35%
 Net investment income....................           5.02%***   4.97%     5.20%     5.05%     3.17%      3.12%


**Total return is not annualized.
*** Annualized

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)




                                                                                     PRINCIPAL
 Franklin U.S. Treasury Money Market Portfolio                                        AMOUNT       VALUE
 a  U.S. Government Securities 99.6%

    U.S. Treasury Bills, 4.97%, 1/02/98........................................... $ 1,540,000$ 1,539,787
    U.S. Treasury Bills, 5.11% - 5.30%, 1/08/98...................................   1,710,000  1,708,299
    U.S. Treasury Bills, 4.945%, 1/15/98..........................................     100,000     99,808
    U.S. Treasury Bills, 5.13% - 5.26%, 1/22/98...................................   9,885,000  9,855,137
    U.S. Treasury Bills, 5.06%, 1/29/98...........................................   1,690,000  1,683,349
    U.S. Treasury Bills, 5.09% - 5.41%, 2/05/98...................................   4,080,000  4,059,673
    U.S. Treasury Bills, 5.04% - 5.20%, 2/12/98...................................   4,700,000  4,672,336
    U.S. Treasury Bills, 5.03%, 2/19/98...........................................   1,550,000  1,539,388
    U.S. Treasury Bills, 5.45%, 2/26/98...........................................   2,330,000  2,310,247
    U.S. Treasury Bills, 5.195%, 3/05/98..........................................   5,000,000  4,954,544
    U.S. Treasury Bills, 5.23%, 3/12/98...........................................     600,000    593,898
    U.S. Treasury Bills, 5.18%, 3/19/98...........................................   1,140,000  1,127,369
    U.S. Treasury Bills, 5.13% - 5.14%, 3/26/98...................................   2,020,000  1,995,788
    U.S. Treasury Bills, 5.115%, 4/16/98..........................................   2,520,000  2,482,405
    U.S. Treasury Notes, 5.00%, 1/31/98...........................................  11,000,000 10,993,855
    U.S. Treasury Notes, 5.125%, 3/31/98..........................................   5,000,000  4,996,192
    U.S. TreasuryNotes, 9.00%, 5/15/98............................................   3,500,000  3,544,059
                                                                                             -------------
    Total Investments (Cost $58,156,134) 99.6%....................................             58,156,134
    Other Assets, less Liabilities .4%............................................                257,705
                                                                                             -------------
    Net Assets 100.0%.............................................................            $58,413,839
                                                                                             =============

aU.S. Treasury Bills are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights


Franklin U.S. Government Agency Money Market Fund

                                                Six Months Ended
                                                December 31, 1997            Year Ended June 30,
                                                   (unaudited)           1997      1996      1995       1994*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period......         $1.00                $1.00      $1.00     $1.00        $1.00
                                                ---------------------------------------------------------------------
Income from investment
 operations - net investment income.......           .026                 .049       .051      .051         .013
Less distributions from net investment income       (.026)               (.049)     (.051)    (.051)       (.013)
                                                ---------------------------------------------------------------------
Net asset value, end of period............         $1.00                $1.00      $1.00      $1.00        $1.00
                                                =====================================================================
Total return**............................          2.59%                5.06%      5.23%      5.22%        1.31%

Ratios/supplemental data
Net assets, end of period (000's)               $155,324             $134,362     $71,694    $34,285       $5,065
Ratios to average net assets:
 Expenses.................................           .45%***              .45%       .44%        .30%        .40%***
 Expenses excluding waiver
 and payments by affiliate                           .51%***              .48%       .47%       .47%        1.43%***
 Net investment income                              5.12%***             4.95%      5.04%      5.39%        3.32%***


*For the period February 8, 1994 (effective date) to June 30, 1994. **Total return is not annualized.
***Annualized

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)




                                                                                    PRINCIPAL
 Franklin U.S. Government Agency Money Market Fund                                   AMOUNT        VALUE
 a  U.S. Government Agencies 99.8%


    Federal Farm Credit Discount Notes, 5.66%, 1/08/98 .......................... $ 3,000,000 $ 2,996,698
    Federal Farm Credit Discount Notes, 5.39%, 1/09/98 ..........................   2,000,000   1,997,605
    Federal Farm Credit Discount Notes, 5.65%, 1/14/98 ..........................   2,000,000   1,995,920
    Federal Farm Credit Discount Notes, 5.43%, 2/10/98 ..........................   5,000,000   4,969,833
    Federal Farm Credit Discount Notes, 5.52%, 2/18/98 ..........................   2,000,000   1,985,281
    Federal Farm Credit Discount Notes, 5.58%, 3/16/98 ..........................   1,000,000     988,530
    Federal Farm Credit Discount Notes, 5.45%, 5/15/98...........................     212,000     207,699
    Federal Home Loan Bank Discount Notes, 5.37%, 1/02/98 .......................   7,800,000   7,798,837
    Federal Home Loan Bank Discount Notes, 5.39%, 1/05/98 .......................   5,000,000   4,997,006
    Federal Home Loan Bank Discount Notes, 5.37%, 1/07/98 .......................  19,330,000  19,312,595
    Federal Home Loan Bank Discount Notes, 5.41%, 1/09/98 .......................   5,000,000   4,993,989
    Federal Home Loan Bank Discount Notes, 5.50%, 1/13/98 .......................   8,000,000   7,985,334
    Federal Home Loan Bank Discount Notes, 5.42%, 1/14/98 .......................   2,800,000   2,794,523
    Federal Home Loan Bank Discount Notes, 5.60%, 1/16/98 .......................   5,000,000   4,988,334
    Federal Home Loan Bank Discount Notes, 5.47%, 1/20/98 .......................   3,800,000   3,789,030
    Federal Home Loan Bank Discount Notes, 5.67%, 1/21/98 .......................   2,070,000   2,063,480
    Federal Home Loan Bank Discount Notes, 5.48%, 1/23/98 .......................   3,500,000   3,488,279
    Federal Home Loan Bank Discount Notes, 5.59%, 1/28/98 .......................   6,411,000   6,384,122
    Federal Home Loan Bank Discount Notes, 5.61%, 1/30/98 .......................  10,569,000  10,521,092
    Federal Home Loan Bank Discount Notes, 5.56%, 2/02/98 .......................   3,500,000   3,482,702
    Federal Home Loan Bank Discount Notes, 5.42%, 2/04/98........................  13,600,000  13,530,023
    Federal Home Loan Bank Discount Notes, 5.50%, 2/05/98 .......................   3,377,000   3,358,649
    Federal Home Loan Bank Discount Notes, 5.34%, 2/06/98 .......................   8,030,000   7,985,380
    Federal Home Loan Bank Discount Notes, 5.34%, 2/10/98 .......................   2,000,000   1,988,133
    Federal Home Loan Bank Discount Notes, 5.63%, 2/11/98 .......................   3,000,000   2,980,763
    Federal Home Loan Bank Discount Notes, 5.59%, 2/25/98 .......................   1,400,000   1,388,044
    Federal Home Loan Bank Discount Notes, 5.62%, 2/27/98 .......................   3,284,000   3,254,778
    Federal Home Loan Bank Discount Notes, 5.59%, 3/06/98 .......................   7,000,000   6,930,472
    Federal Home Loan Bank Discount Notes, 5.56%, 3/13/98 .......................   3,314,000   3,277,660
    Federal Home Loan Bank Discount Notes, 5.48%, 5/06/98 .......................   4,825,000   4,733,190
    Federal Home Loan Bank Discount Notes, 5.43%, 5/07/98 .......................   5,000,000   4,904,974
    Federal Home Loan Bank Discount Notes, 5.45%, 5/13/98 .......................   3,000,000   2,940,050
                                                                                            -------------
    Total U.S. Government Agencies (Cost $155,013,005) ..........................             155,013,005
                                                                                            -------------
 a  U.S. Government Securities .3%
    U.S. Treasury Bills, 4.945% - 5.18%, 1/08/98 - 3/12/98 (Cost $473,459) ......     475,000     473,459
    Total Investments (Cost $155,486,464) 100.1% ................................             155,486,464
    Other Assets, less Liabilities (0.1)%........................................                (162,123)
                                                                                            -------------
    Net Assets 100.0%............................................................            $155,324,341
                                                                                            =============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


Statements of Assets and Liabilities
December 31, 1997 (unaudited)


                                                                     Franklin
                                                                  U.S. Government  Franklin     Franklin
                                                                    Securities   U.S. TreasuryU.S. Government
                                                      Money Market Money Market  Money Market Agency Money
                                                        Portfolio    Portfolio     Portfolio   Market Fund
Assets:
 Investments in securities, at value and cost......  $192,790,791  $117,534,517  $58,156,134  $155,486,464
 Cash..............................................            --            --       12,186        67,548
 Receivables:
Investment securities sold.........................     5,165,275       257,698           --            --
Interest...........................................            --            --      336,531            --
Affiliates.........................................            --            --       41,120            --
                                                   -------------------------------------------------------
Total assets.......................................   197,956,066   117,792,215   58,545,971   155,554,012
                                                   =======================================================

Liabilities:
 Payables:
Capital shares redeemed............................     4,838,384            --           --            --
Affiliates.........................................         9,882         9,503       12,289       101,960
Shareholders.......................................        12,441         8,213        2,446           169
 Distributions to shareholders.....................       311,645       257,698      117,397       111,816
 Other liabilities.................................        10,838        25,570           --        15,726
                                                   -------------------------------------------------------
Total liabilities..................................     5,183,190       300,984      132,132       229,671
                                                   -------------------------------------------------------
Net assets, at value...............................  $192,772,876  $117,491,231  $58,413,839  $155,324,341
                                                   =======================================================
Shares outstanding.................................   192,772,876   117,491,231   58,413,839   155,324,341
                                                   =======================================================
Net asset value per share..........................         $1.00         $1.00        $1.00         $1.00
                                                   =======================================================

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Operations
for the six months ended December 31, 1997 (unaudited)



                                                                     Franklin
                                                                  U.S. Government  Franklin     Franklin
                                                                    Securities   U.S. TreasuryU.S. Government
                                                      Money Market Money Market  Money Market Agency Money
                                                        Portfolio    Portfolio     Portfolio   Market Fund
Investment income:
 Dividends.........................................    $5,645,054    $3,536,823          $--           $--
 Interest..........................................            --            --    1,363,107     4,298,732
                                                   -------------------------------------------------------
Total investment income............................     5,645,054     3,536,823    1,363,107     4,298,732
                                                   -------------------------------------------------------
Expenses:
 Management fees (Note 3)..........................            --            --       65,870       116,616
 Administrative fees (Note 3)......................        51,269        32,712           --            --
 Distribution fees (Note 3)........................            --            --           --       244,788
 Transfer agent fees (Note 3)......................         7,842        12,519        7,371           626
 Reports to shareholders...........................         7,137         4,871        1,794         3,112
 Registration and filing fees......................        10,653         5,347        6,429         5,569
 Professional fees.................................         3,477         3,354        5,286         9,675
 Trustees' fees and expenses.......................         4,755         3,061        1,371         3,295
 Rating service fees ..............................            --         6,000           --            --
 Other.............................................         2,181            --        4,614         7,217
                                                   -------------------------------------------------------
Total expenses.....................................        87,314        67,864       92,735       390,898
Expenses waived/paid by affiliate (Note 3).........      (35,978)      (35,073)     (40,041)      (41,002)
                                                   -------------------------------------------------------
 Net expenses......................................        51,336        32,791       52,694       349,896
                                                   -------------------------------------------------------
Net investment income..............................     5,593,718     3,504,032    1,310,413     3,948,836
                                                   -------------------------------------------------------
Net realized gain (loss) from investments..........            --            --        3,469       (2,005)
                                                   -------------------------------------------------------
Net increase in net assets resulting from operations   $5,593,718    $3,504,032   $1,313,882    $3,946,831
                                                   =======================================================

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                                           Franklin U.S. Government Securities
                                                Money Market Portfolio           Money Market Portfolio
                                                Six Months       Year            Six Months       Year
                                                   Ended         Ended              Ended         Ended
                                             December 31, 1997June 30, 1997   December 31, 1997June 30, 1997
Increase (decrease) in net assets:
 Operations:
Net investment income.......................   $ 5,593,718  $ 15,886,152        $ 3,504,032   $ 7,237,031
 Distributions to shareholders from
  net investment income.....................    (5,593,718)  (15,886,152)        (3,504,032)   (7,237,031)
Capital share transactions (Note 2).........     7,684,717  (156,206,396)       (19,213,432)  (15,468,445)
Net increase (decrease) in net assets.......     7,684,717  (156,206,396)       (19,213,432)  (15,468,445)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period.......................   185,088,159   341,294,555        136,704,663   152,173,108
                                            -------------------------------------------------------------
  End of period.............................  $192,772,876  $185,088,159       $117,491,231  $136,704,663
                                            =============================================================

                                             Franklin U.S. Treasury        Franklin U.S. Government Agency
                                             Money Market Portfolio                 Money Market Fund
                                            Six Months         Year             Six Months          Year
                                              Ended            Ended              Ended            Ended
                                        December 31, 1997   June 30, 1997  December 31, 1997 June 30, 1997
Increase (decrease) in net assets:
 Operations:

Net investment income.......................   $ 1,310,413   $ 3,294,750        $ 3,948,836   $ 5,338,637
Net realized gain (loss) from investments...         3,469         1,688             (2,005)         (890)
                                            --------------------------------------------------------------
Net increase in net assets resulting
 from operations............................     1,313,882     3,296,438          3,946,831     5,337,747
 Distributions to shareholders from
  net investment income.....................    (1,313,882)+  (3,296,438)+       (3,946,831)++ (5,337,747)++
Capital share transactions (Note 2).........   (10,401,262)  (54,342,256)        20,962,629    62,667,765
                                            -------------------------------------------------------------
Net increase (decrease) in net assets.......   (10,401,262)  (54,342,256)        20,962,629    62,667,765
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period.......................    68,815,101   123,157,357        134,361,712    71,693,947
                                            -------------------------------------------------------------
  End of period.............................   $58,413,839  $ 68,815,101       $155,324,341  $134,361,712
                                            =============================================================


+Distributions were increased by net realized gains from security transactions of $3,469 for the six months ended December 31, 1997 and $1,688 for the year ended June 30, 1997.
++Distributions were decreased by net realized losses from security transactions of $2,005 for the six months ended December 31, 1997 and $890 for the year ended June 30, 1997.

                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven separate series (the Funds). All Funds included in this report are diversified. The investment policies of the Funds included in this report are high current income.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds. The financial statements of the Portfolios, including the Statements of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation:

Securities held by the Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund are valued at amortized cost which approximates value.

The values of the Money Market Fund and the U.S. Government Fund reflect their proportionate interest in the net assets of the Portfolios, respectively. At December 31, 1997, the Money Market Fund owns 9.88% of the Money Market Portfolio and the U.S. Government Fund owns 48.17% of the U.S. Government Securities Money Market Portfolio. The Portfolios' shares held by the Funds are valued at the net asset value of the Portfolios.

b. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:


                                                                     Franklin
                                                                  U.S. Government  Franklin     Franklin
                                                                    Securities   U.S. TreasuryU.S. Government
                                                    Money Market   Money Market  Money Market Agency Money
                                                      Portfolio      Portfolio     Portfolio   Market Fund
Six months ended December 31, 1997
Shares sold......................................$1,022,172,778  $ 638,586,119 $116,982,145  $219,565,264
Shares issued on reinvestment of distributions...     3,526,324      2,057,812      627,074     3,180,822
Shares redeemed..................................(1,018,014,385)  (659,857,363)(128,010,481) (201,783,457)
 Net increase (decrease).........................   $ 7,684,717  $ (19,213,432)$ (10,401,262)$ 20,962,629
Year ended June 30, 1997
Shares sold......................................$3,719,946,335 $1,332,259,122 $332,213,814  $296,873,544
Shares issued on reinvestment of distributions...     9,370,014      3,715,845    1,563,133     4,185,797
Shares redeemed..................................(3,885,522,745)(1,351,443,412)(388,119,203) (238,391,576)
 Net increase (decrease).........................$ (156,206,396) $ (15,468,445)$ (54,342,256)$ 62,667,765

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent, respectively, and of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio.

The Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund pay investment management fees to Advisers of .25% and .15%, respectively, per year of the average daily net assets of each Fund.

The Money Market Fund and the U.S. Government Fund pay an administrative fee to Advisers of .05% per year of the Funds' average daily net assets.

Advisers agreed in advance to waive management and administrative fees and assume payment of other expenses as noted in the Statements of Operations.

The Franklin U.S. Government Agency Money Market Fund reimburses Distributors up to .30% per year of its average daily net assets, for costs incurred in marketing the fund's shares.


4. INCOME TAXES

At June 30, 1997, the Franklin U.S. Government Agency Money Market Fund had tax basis capital losses of $3,435 which may be carried over to offset future capital gains.

Capital loss carryovers expiring in: 2004     .$2,545
                                     2005         890
                                               $3,435



THE MONEY MARKET PORTFOLIOS
Financial Highlights

The Money Market Portfolio



                                    Six Months Ended
                                    December 31, 1997                  Year Ended June 30,
                                       (unaudited)        1997       1996       1995     1994      1993*
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period....      $1.00         $1.00      $1.00      $1.00    $1.00     $1.00
                                        ------------------------------------------------------------------
Income from investment operations
 - net investment income................        .028          .056       .055       .053     .033      .027
Less distributions from net
 investment income                             (.028)        (.056)     (.055)     (.053)   (.033)    (.027)
                                        ------------------------------------------------------------------
Net asset value, end of period..........      $1.00         $1.00      $1.00      $1.00    $1.00     $1.00
                                        ==================================================================
Total return**..........................       2.81%         5.47%      5.66%      5.46%    3.33%     2.92%***
Ratios/supplemental data
Net assets, end of period (000's)......  $1,952,039     $1,773,546  $1,550,085    $1,305,574       $219,189
    $222,358
Ratios to average net assets:
 Expenses...............................        .15%***       .15%       .15%       .15%     .15%      .15%***
 Expenses excluding waiver
  and payments by affiliate.............        .16%***       .16%       .16%       .16%     .17%      .17%***
 Net investment income..................       5.55%***      5.34%      5.50%      5.42%    3.25%     3.18%***

*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)

                                                                                                      PRINCIPAL
    The Money Market Portfolio                                                            AMOUNT        VALUE
     Certificates of Deposit 41.5%

    ABN-AMRO Bank NV, Chicago Branch, 5.77% - 6.14%, 5/01/98 - 6/17/98 ...............$ 50,000,000 $ 50,013,179
    Australia & NZ Banking Group, New York Branch, 5.67%, 3/10/98 ......................25,000,000   25,000,000
    Bank of Montreal, Chicago Branch, 5.675% - 5.76%, 1/27/98 - 5/13/98 ................75,000,000   75,001,261
    Bank of Nova Scotia, Portland Branch, 5.75%, 6/22/98 ...............................25,000,000   25,000,000
    Barclays Bank, Plc., New York Branch, 5.79%, 3/03/98 - 3/04/98 .....................50,000,000   50,000,842
    Bayerische Landesbank, New York Branch, 5.755%, 6/16/98 - 6/18/98 ..................50,000,000   50,001,128
    Bayerische Vereinsbank, New York Branch, 5.75% - 5.85%, 5/14/98 - 6/15/98 ..........75,000,000   75,000,000
    Commerzbank AG, New York Branch, 5.625% - 6.075%, 1/09/98 - 5/27/98 ................75,000,000   75,017,989
    Credit Agricole, New York Branch, 5.70%, 5/11/98 ...................................25,000,000   25,000,000
    Deutsche Bank AG, New York Branch, 5.64%, 1/16/98 ..................................25,000,000   25,000,000
    Generale Bank, New York Branch, 5.76%, 2/25/98 .....................................25,000,000   25,000,376
    Morgan Guaranty & Trust, New York Branch, 5.94%, 3/20/98 ...........................25,000,000   25,000,000
    Rabobank Nederland NV, New York Branch, 5.70%, 5/12/98 .............................25,000,000   25,001,768
    Royal Bank of Canada, New York Branch, 5.80% - 6.04%, 6/05/98 - 6/15/98 ............30,000,000   29,996,573
    Societe Generale, New York Branch, 5.69% - 5.80%, 1/09/98 - 3/19/98 ................55,000,000   54,993,402
    Svenska Handelsbanken, New York Branch, 5.75% - 5.78%, 2/23/98 - 3/02/98 ...........75,000,000   75,000,801
    Swiss Bank Corp., New York Branch, 5.74% - 5.76%, 2/11/98 - 5/08/98 ................75,000,000   75,000,000
    Westdeutsch Landesbank, New York Branch, 5.68%, 1/26/98 ............................25,000,000   25,000,000
                                                                                                   -------------
    Total Certificates of Deposit (Cost $810,027,319)...................................            810,027,319
                                                                                                   -------------
  a Commercial Paper 37.6%
    Abbey National North America, 5.55% - 5.60%, 1/21/98 - 4/27/98 .....................75,000,000   74,389,583
    ABN AMRO North America Finance, 5.54%, 4/30/98 .....................................25,000,000   24,542,181
    Associates Corp. of North America, 5.55% - 5.60%, 1/14/98 - 2/10/98 ................75,000,000   74,685,972
    AT&T Corp., 5.53%, 2/03/98 .........................................................25,000,000   24,873,271
    BIL North America, Inc., 5.53%, 1/07/98 ............................................25,000,000   24,976,958
    CIESCO, L.P., 5.60%, 2/05/98 .......................................................25,000,000   24,863,889
    Commonwealth Bank of Australia, 5.495% - 5.54%, 2/18/98 - 5/07/98 ..................55,000,000   54,295,450
    Credit Agricole U.S.A., Inc., 5.55%, 1/30/98 .......................................25,000,000   24,888,229
    Den Danske Corp., Inc., 5.595%, 1/22/98 ............................................25,000,000   24,918,406
    Deutsche Bank Financial, Inc., 5.55%, 1/06/98 ......................................25,000,000   24,980,729
    General Electric Capital Corp., 5.55% - 5.69%, 1/08/98 - 2/12/98 ...................75,000,000   74,699,985
    Generale Bank, Inc., 5.51% - 5.54%, 2/13/98 - 2/19/98 ..............................50,000,000   49,647,076
    Halifax Building Society, 5.53%, 1/05/98 ...........................................25,000,000   24,984,639
    Merrill Lynch & Co., Inc., 5.60%, 1/28/98 ..........................................15,000,000   14,937,000
    Metlife Funding, Inc., 5.68% - 5.72%, 2/06/98 - 2/26/98 ............................50,000,000   49,636,111
    Morgan Stanley Group, Inc., 5.60%, 2/09/98 .........................................25,000,000   24,848,333
    National Australian Funding (DE), Inc., 5.595%, 1/20/98 ............................25,000,000   24,926,177
    National Rural Utilities Cooperative Finance Corp., 5.54%, 1/15/98 .................25,000,000   24,946,139
    Siemens Capital Corp., 5.59%, 6/25/98 ..............................................25,000,000   24,320,660
    Toyota Motor Credit Corp., 5.61% - 5.70%, 2/27/98 - 6/19/98 ........................30,000,000   29,296,479
    Wool International, Inc., 5.49%, 2/12/98 ...........................................15,000,000   14,903,926
                                                                                                   -------------
    Total Commercial Paper (Cost $734,561,193) .........................................            734,561,193
                                                                                                   -------------
    Total Investments before Repurchase Agreements (Cost $1,544,588,512) ...............          1,544,588,512
                                                                                                   -------------

  a,dRepurchase Agreements 20.7%
  BancAmerica Robertson Stephens, 5.40%, 1/02/98 (Maturity Value $65,019,500)
     Collateralized by U.S. Treasury Notes .............................................$ 65,000,000$ 65,000,000
    Chase Securities, Inc., 5.40%, 1/02/98 (Maturity Value $65,019,500)
     Collateralized by U.S. Treasury Notes..............................................  65,000,000  65,000,000
    Dresdner Kleinwort Benson North America, L.L.C., 5.25%, 1/02/98
 (Maturity Value $65,018,958)
     Collateralized by U.S. Treasury Notes..............................................  65,000,000  65,000,000
    J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $104,431,248)
     Collateralized by U.S. Treasury Notes.............................................. 104,395,000 104,395,000
    Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $104,430,958)
     Collateralized by U.S. Treasury Notes.............................................. 104,395,000 104,395,000
                                                                                                   -------------
    Total Repurchase Agreements (Cost $403,790,000).....................................             403,790,000
                                                                                                   -------------
    Total Investments (Cost $1,948,378,512) 99.8%.......................................           1,948,378,512
    Other Assets, less Liabilities .2%..................................................               3,660,401
                                                                                                   -------------
    Net Assets 100.0% ..................................................................          $1,952,038,913
                                                                                                   =============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.


THE MONEY MARKET PORTFOLIOS
Financial Highlights

The U.S. Government Securities Money Market Portfolio


                                    Six Months Ended
                                    December 31, 1997                  Year Ended June 30,
                                       (unaudited)        1997       1996       1995     1994      1993*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.         $1.00         $1.00      $1.00      $1.00    $1.00     $1.00
                                        --------------------------------------------------------------------
Income from investment operations
 - net investment income.............           .027          .052       .054       .052     .032      .021
Less distributions from net
 investment income                             (.027)        (.052)     (.054)     (.052)    (.032)   (.021)
                                        --------------------------------------------------------------------
Net asset value, end of period.......         $1.00         $1.00      $1.00      $1.00    $1.00     $1.00
                                        ====================================================================
Total return**.......................          2.76%         5.34%      5.55%      5.32%    3.25%     2.27%***
Ratios/supplemental data
Net assets, end of period (000's)....      $243,983      $258,629    $285,701  $474,654  $218,548    $310,319
Ratios to average net assets:
 Expenses............................           .15%***       .15%       .15%       .15%     .15%      .15%***
 Expenses excluding waiver and
  payments by affiliate..............           .17%***       .16%       .17%       .16%     .17%      .18%***
 Net investment income...............          5.44%***      5.20%      5.45%      5.25%    3.20%     3.05%***


*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)

                                                                                                 PRINCIPAL
  The U.S. Government Securities Money Market Portfolio                              AMOUNT        VALUE
    aGovernment Securities 20.3%

    U.S. Treasury Bills, 5.65%, 1/08/98 ........................................  $10,000,000 $ 9,989,014
    U.S. Treasury Bills, 5.40%, 4/30/98 ........................................   10,000,000   9,821,500
    U.S. Treasury Notes, 5.25%, 7/31/98 ........................................   10,000,000   9,979,308
    U.S. Treasury Notes, 4.75%, 9/30/98 ........................................   20,000,000  19,866,959
                                                                                            -------------
    Total Government Securities (Cost $49,656,781)..............................               49,656,781
                                                                                            -------------
    Repurchase Agreements 79.6%
    BancAmerica Robertson Stephens, 6.40%, 1/02/98 (Maturity Value $10,003,556)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
    Barclays Capital Group, Inc., 6.50%, 1/02/98 (Maturity Value $10,003,611)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
    BT Alex Brown, Inc., 5.75%, 1/02/98 (Maturity Value $10,003,194)
     Collateralized by U.S. Treasury Bills......................................   10,000,000  10,000,000
    Chase Securities, Inc., 6.10%, 1/02/98 (Maturity Value $10,003,389)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
    CIBC Wood Gundy Securities Corp., 6.45%, 1/02/98 (Maturity Value $10,003,583)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
    Deutsche Morgan Grenfell/C.J. Lawrence, Inc., 6.40%,
 1/02/98 (Maturity Value $10,003,556)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
    J.P. Morgan Securities, Inc., 6.15%, 1/02/98 (Maturity Value $22,072,539)
     Collateralized by U.S. Treasury Bills and U.S. Treasury Notes..............   22,065,000  22,065,000
    J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $30,010,417)
     Collateralized by U.S. Treasury Bills and U.S. Treasury Notes .............   30,000,000  30,000,000
    Merrill Lynch Government Securities, Inc.,
 6.00%, 1/02/98 (Maturity Value $10,003,333)
     Collateralized by U.S. Treasury Notes .....................................   10,000,000  10,000,000
    Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $52,082,933)
     Collateralized by U.S. Treasury Bills .....................................   52,065,000  52,065,000
    SBC Warburg Dillon Read, Inc.,
 6.50%, 1/02/98 (Maturity Value $10,003,611)
     Collateralized by U.S. Treasury Notes .....................................   10,000,000  10,000,000
    UBS Securities, L.L.C., 6.45%, 1/02/98 (Maturity Value $10,003,583)
     Collateralized by U.S. Treasury Notes......................................   10,000,000  10,000,000
                                                                                            -------------
    Total Repurchase Agreements (Cost $194,130,000) ............................              194,130,000
                                                                                            -------------
    Total Investments (Cost $243,786,781) 99.9%.................................              243,786,781
    Other Assets, less Liabilities .1% .........................................                  196,109
                                                                                            -------------
    Net Assets 100.0% ..........................................................             $243,982,890
                                                                                            =============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
December 31, 1997 (unaudited)

                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
Assets:
 Investments in securities, at value and cost...............................  $1,544,588,512  $ 49,656,781
 Repurchase agreements, at value and cost...................................     403,790,000   194,130,000
 Cash.......................................................................           1,679         3,930
 Receivables:
  Capital shares sold.......................................................          80,234            --

  Interest..................................................................       8,993,889       496,074
                                                                              ----------------------------
Total assets................................................................   1,957,454,314   244,286,785
                                                                              ============================
Liabilities:
 Payables:
  Capital shares redeemed...................................................       5,165,275       257,698
  Affiliates................................................................         232,119        28,311
 Distributions to shareholders..............................................           3,711            --
 Other liabilities..........................................................          14,296        17,886
                                                                              ----------------------------
Total liabilities...........................................................       5,415,401       303,895
                                                                              ----------------------------
Net assets, at value........................................................  $1,952,038,913  $243,982,890
                                                                              ============================
Shares outstanding..........................................................   1,952,038,913   243,982,890
                                                                              ============================
Net asset value per share...................................................           $1.00         $1.00
                                                                              ============================

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Operations
for the six months ended December 31, 1997 (unaudited)

                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                    The Money  Money Market
                                                                                Market Portfolio Portfolio
Investment income:
 Interest......................................................................   $53,164,949  $7,232,180
                                                                              ----------------------------
Expenses:
 Management fees (Note 3)......................................................     1,410,043     195,260
 Custodian fees................................................................         9,612       5,461
 Reports to shareholders.......................................................        21,824       4,192
 Professional fees.............................................................        21,259       4,596
 Trustees' fees and expenses...................................................         3,800         579
 Other.........................................................................        29,506      10,841
                                                                              ----------------------------
  Total expenses...............................................................     1,496,044     220,929
  Expenses waived/paid by affiliate (Note 3)...................................      (85,712)     (25,457)
                                                                              ----------------------------
Net expenses...................................................................     1,410,332     195,472
                                                                              ----------------------------
 Net investment income.........................................................    51,754,617   7,036,708
                                                                              ----------------------------
Net increase in net assets resulting from operations...........................   $51,754,617  $7,036,708
                                                                              ===========================

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                                              The U.S. Government Securities
                                                The Money Market Portfolio        Money Market Portfolio
                                              Six Months Ended  Year Ended   Six Months Ended  Year Ended
                                              December 31, 1997June 30, 1997 December 31, 1997June 30, 1997
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................    $ 51,754,617   $ 90,724,056     $ 7,036,708  $ 14,032,778
  Net realized gain (loss)
   from investments ........................              --           (931)            --          3,978
                                            -------------------------------------------------------------
Net increase in net assets
 resulting from operations .................      51,754,617     90,723,125       7,036,708    14,036,756
 Distributions to shareholders from
  net investment income ....................     (51,754,617)   (90,723,125)a    (7,036,708)  (14,036,756)b
 Capital share transactions (Note 2) .......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
                                            --------------------------------------------------------------
Net increase (decrease) in net assets ......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period .......................   1,773,545,989  1,550,085,247     258,629,177   285,701,104
                                            -------------------------------------------------------------
 End of period .............................  $1,952,038,913 $1,773,545,989    $243,982,890  $258,629,177
                                            =============================================================

aDistributions were decreased by a net realized loss from investments of $931. bDistributions were increased by a net realized gain from investments of $3,978.

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is high current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1997, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                   The U.S.
                                                  Government
                                                  Securities
                                     The Money   Money Market
                                  Market Portfolio Portfolio
Six months ended
 December 31, 1997
 Shares sold .................... $2,732,924,579 $616,546,090
 Shares issued in reinvestment
  of distributions ..............     51,752,178    7,036,446
 Shares redeemed ................ (2,606,183,833) (638,228,823)
Net increase (decrease) .........  $ 178,492,924 $ (14,646,287)
Year ended June 30, 1997
 Shares sold .................... $4,134,527,818 $937,979,469
 Shares issued in reinvestment
  of distributions ..............     90,722,912   14,037,460
 Shares redeemed ................ (4,001,789,988) (979,088,856)
Net increase (decrease) ......... $ 223,460,742 $ (27,071,927)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.

3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1997, the shares of The Money Market Portfolio were owned by the following funds:

                                                  Percentage of
                                                  Outstanding
                                          Shares     Shares
Franklin Money Fund ................ 1,625,839,866    83.29%
Institutional Fiduciary Trust-
 Money Market Portfolio ............   192,790,791     9.88%
Institutional Fiduciary Trust-
 Franklin Cash Reserves Fund .......   101,329,704     5.19%
Franklin Templeton Money Fund Trust-
 Franklin Templeton Money Fund II       32,078,552     1.64%


At December 31, 1997, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                 Percentage of
                                                   Outstanding
                                          Shares      Shares
Institutional Fiduciary Trust-
 Franklin U.S Government
  Securities Money Market Portfolio .. 117,534,517    48.17%
 Franklin Federal Money Fund ......... 126,448,373    51.83%

4. INCOME TAXES

At June 30, 1997, The Money Market Portfolio had tax basis capital losses of $3,560, which may be carried over to offset future capital gains. Such losses expire in 2002.

At June 30, 1997, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 1996 of $1,161. For tax purposes, such losses will be reflected in the year ending June 30, 1998.





Franklin's IFT Money Market Portfolio

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

Certificates of Deposit                         41.6%
Commercial Paper                                37.7%
Repurchase Agreements                           20.7%

GRAPHIC MATERIAL  (2)

This bar chart shows the comparison between Franklin's IFT Money Market Portfolio's total returns of 5.49%, 17.81%, 26.61%, and 77.25% for the one-, three-, five- and ten-year periods ended 12/31/97 and the Lipper Institutional Money Market Funds Index's total returns of 5.33%, 17.13%, 25.46%, and 75.44% for the one-, three-, five- and ten-year periods ended 12/31/97.

GRAPHIC MATERIAL  (3)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

Repurchase Agreements                           79.6%
Treasuries                                      20.4%

GRAPHIC MATERIAL  (4)

This bar chart shows the comparison between Franklin U.S. Government Securities Money Market Portfolio's total returns of 5.41%, 17.43%, and 25.99% for the one-, three- and five-year periods ended 12/31/97 and the Lipper Institutional Treasury Money Market Funds Index's total returns of 5.11%, 16.55%, and 24.41% for the one-, three- and five-year periods ended 12/31/97.

GRAPHIC MATERIAL  (5)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

U.S. Treasuries                                 100.0%

GRAPHIC MATERIAL  (6)

This bar chart shows the comparison between Franklin U.S. Treasury Money Market Portfolio's total returns of 5.07%, 16.63%, and 25.02% for the one-, three- and five-year periods ended 12/31/97 and the Lipper Institutional U.S. Treasury Money Market Funds Index's total returns of 5.11%, 16.55%, and 24.41% for the one-, three- and five-year periods ended 12/31/97.

GRAPHIC MATERIAL  (7)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

Federal Home Loan Bank                          90.0%
Federal Farm Credit Bank                        9.7%
Treasuries                                      0.3%

GRAPHIC MATERIAL  (8)

This bar chart shows the comparison between Franklin U.S. Government Agency Money Market Portfolio's total returns of 5.07% and 17.81% for the one- and three-year periods ended 12/31/97 and the Lipper Institutional Treasury Money Market Funds Index's total returns of 5.11% and 16.92% for the one- and three-year periods ended 12/31/97.

















CONTENTS

Shareholder Letter .................     1
Overview of the Economy.............     3
Fund Reports
 Franklin Institutional
Adjustable U.S. Government
Securities Fund.....................     5
 Franklin Institutional
Adjustable Rate
Securities Fund.....................    11
Financial Highlights &
Statement of Investments............    17
Financial Statements................    21
Notes to
Financial Statements................    24


SHAREHOLDER LETTER

Dear Shareholder,

We are pleased to bring you this semi-annual report for Franklin's Institutional Fiduciary Trust adjustable rate securities funds, covering the period ended December 31, 1997.

Franklin's Institutional Fiduciary Trust (the Trust) was developed specifically to meet the needs of institutional investors. Part of the $226 billion Franklin Templeton Group, the Trust consists of seven separate and distinct series. This report pertains to the two adjustable rate securities funds: Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund (the Funds). Each Fund is managed to maintain a relatively short average duration, and the objective for both Funds is to seek a high level of current income, with lower volatility of principal than funds that invest in fixed-rate securities.

In the second half of 1997, the economy continued to grow at a strong pace. Even with the October market correction, instigated by the Asian economic crisis, U.S. markets showed little sign of weakness. One indication of economic strength was the rate of unemployment, which declined to 4.6% during the period, its lowest level in twenty-four years. However, because of the recent volatility within international markets, along with subdued inflationary fears, the Federal Reserve was allowed to leave monetary policy and interest rates unchanged through the end of the year.

Maintaining a long-term investment approach, the Funds' managers have focused on principal stability, while pursuing current income. This strategy has generally proved favorable for the Funds despite the occasional short-term market volatility. Our managers will continue to adhere to this approach, as we believe it best serves our shareholders.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.

Sincerely,




Charles B. Johnson
Chairman of the Board
Franklin's Institutional Fiduciary Trust

OVERVIEW OF THE ECONOMY

Strong economic growth coupled with mild inflation characterized most of the period under review. Annualized real GDP growth through the last two quarters of 1997 was 3.9%, a figure which is considerably higher than the Federal Reserve Board's targeted long-term annualized growth rate of 2.5%. Furthermore, as a direct result of the country's economic strength, the rate of unemployment declined to 4.6%, reaching its lowest level in twenty-four years. However, the Federal Reserve declined to alter its monetary policy in the face of such blistering growth for a couple of reasons. The first reason is that consumer prices, as measured by the Consumer Price Index, increased by only 1.7% in 1997, their lowest increase in eleven years. Secondly, the Asian financial crisis in October prevented the Federal Reserve from taking any steps which might have induced further volatility in the international financial markets.

Looking forward, we believe the direction of the economy could hinge on the outcome of the current Asian economic crisis. The fear is that the strong U.S. dollar could strain sales of domestic goods as lower priced imports from Asia flood the U.S. Also, corporate earnings could be affected by a reduction of sales to Asia, as well as by a possible cap on domestic prices brought on in an attempt to compete with inexpensive foreign goods. However, with continued low unemployment and increased productivity, U.S. economic fundamentals remain strong. This being the case, we believe the Federal Reserve will continue to wait on the sidelines and hold off on tightening or loosening its monetary policy in order to assess the impact of these variables on economic growth and inflation.

T. Anthony Coffey, CFA

Portfolio Manager

Tony Coffey is a portfolio manager for the Franklin Institutional Adjustable U.S. Government Securities Fund, Franklin Institutional Adjustable Rate Securities Fund, and the Franklin Valuemark U.S. Government Securities Fund. Mr. Coffey's area of expertise is mortgage-backed securities. Prior to joining Franklin, he was an associate for Analysis Group, Inc., an economic consulting firm.

Mr. Coffey received a Bachelor of Arts degree in applied mathematics and economics from Harvard University and a Master of Business Administration degree from the University of California at Los Angeles. He is a Chartered Financial Analyst (CFA), and is a member of the Security Analysts of San Francisco and the Association for Investment Management and Research.

FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Your Fund's Objective: The Franklin Institutional Adjustable U.S. Government Securities Fund (the Fund) seeks a high level of current income, consistent with lower volatility of principal, by investing all of its assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio), which has an investment objective identical to the Fund's. The Mortgage Portfolio, in turn, invests primarily in mortgage-backed securities created from pools of adjustable rate mortgages (ARMs) issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 These securities have coupons that adjust with movements in various short-term interest rates. As a consequence, the prices of these securities remain fairly stable as rates rise and fall, thus helping to keep the Fund's net asset value stable.


1. Individual securities held by the Mortgage Portfolio, but not shares of the Franklin Institutional Adjustable U.S. Government Securities Fund, are guaranteed by the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.

During the second half of 1997, we witnessed continued economic growth and a steady drop in interest rates. One consequence of this decline in interest rates that impacted Fund performance was the flattening of the yield curve, where the difference between short-term and long-term interest rates narrowed. The flattening of the yield curve over the last six months has had important implications for ARM securities, a primary holding of the Fund. In general, a flatter yield curve may lead to higher prepayments on ARM securities. This is a result of most ARMs being tied to short-term interest rates such as the one-year Constant Maturity Treasury (CMTs), the six-month Treasury-bill, or the 11th District Cost of Funds Index. In contrast, fixed-rate mortgages (FRMs) are tied to movements in longer rates, such as the 10-year Treasury. As the curve flattens, ARM borrowers have an increased economic incentive to refinance into a FRM.

If the yield curve remains flat as we move into 1998, or even inverts (where long-term rates are lower than short-term rates), ARM prepayments could very well remain at high levels. This could result in a reduction of income and limit price appreciation on ARM securities. In this case, our emphasis on seasoned CMT ARMs, with their slow and stable prepayment histories, should prove most beneficial to shareholders, because such securities are less affected by a flat yield curve environment.

Going forward, we believe the direction of interest rates in 1998 will be determined by one of two likely economic scenarios. On the one hand, there is fear that the current crisis in Asia will spread and create a persistent economic drag in the U.S. This would most likely keep inflation subdued, or possibly even lead to deflation, thus pushing long-term interest rates even lower and forcing the Federal Reserve Board to ease monetary policy. On the other hand, there is an argument that U.S. demand will remain strong and the Asian situation will prove to have less impact than previously feared. Meanwhile, inflation, led by higher wage costs, could ultimately force the Federal Reserve to tighten the money supply, resulting in higher overall interest rate levels. In the near-term, we believe that neither scenario will develop fully, and that the 30-year Treasury trading range will fluctuate between 5.75-6.25%.

PERFORMANCE SUMMARY

The Franklin Institutional Adjustable U.S. Government Securities Fund's share price, as measured by net asset value, rose from $9.36 on June 30, 1997, to $9.39 on December 31, 1997.

The Fund continued to pursue its investment objective of providing high current income to its shareholders. For the six-month period ended
December 31, 1997, the Fund paid monthly income distributions totaling $0.28 per share. Of course, dividends will vary based on the earnings of the Fund's underlying portfolio, and past distributions are not predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 5.75%, based on an annualization of the dividends distributed during the last 30 days of the period ($0.04589 per share) and the net asset value of $9.39 on December 31, 1997.

The Fund provided a cumulative total return of 3.33% for the six-month period. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.

As illustrated by the chart, your Fund's performance exceeded the six-month Certificate of Deposit rate and underperformed the Lehman Brothers Short 1-2 Year Government Index. Of course, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover the salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike indices, mutual funds are never fully invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The Fund's performance figures include all fund expenses and account fees. If operating expenses such as the Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Performance Figures3

Periods Ended December 31, 1997
                                                      Since
                                                    Inception
                                 1-Year   5-Year    (12/2/91)

Cumulative Total Return:4        7.21%    25.27%    31.40%
Average Annual Total Return:5    7.21%     4.61%    4.59%
30-Day Standardized Yield:6   5.74%
Distribution Rate: 7          5.75%


2. Performance assumes an initial $1,000,000 investment in the Fund from its inception (12/2/91). It represents the change in value of an investment over the period shown and assumes the reinvestment of dividends and capital gains. Indices are unmanaged, and one cannot invest directly in an index.
3. Past expense reductions by the Fund's manager increased the Fund's total returns.
4. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
5. Average annual total return reflects the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
6. Yield, calculated as required by the SEC, is based on earnings of the Fund's underlying portfolio during the 30 days ended on the date shown.
7. Based on an annualization of the Fund's dividends for the 30-day period ($0.04589 per share) and the net asset value of $9.39 per share on December 31, 1997.
Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

FRANKLIN INSTITUTIONAL
ADJUSTABLE RATE SECURITIES FUND


Your Fund's Objective: The Franklin Institutional Adjustable Rate Securities Fund (the Fund) seeks a high level of current income, with lower volatility of principal than a fund that invests in fixed-rate securities. The Fund seeks to achieve its objective by investing all of its assets in the Adjustable Rate Securities Portfolio, which in turn invests in adjustable rate securities, including adjustable rate mortgage securities (ARMs) issued or guaranteed by private institutions or by U.S. government agencies.1# These securities have coupons that adjust with movements in various short-term interest rates. As a consequence, the prices of these securities remain fairly stable as rates rise and fall, thus helping to keep the Fund's net asset value stable.

1. Individual securities held by the Adjustable Rate Securities Portfolio, but not shares of the Franklin Institutional Adjustable Rate Securities Fund, are guaranteed by private institutions, the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.


During the second half of 1997, we witnessed continued economic growth and a steady drop in interest rates. One consequence of this decline in interest rates that impacted Fund performance was the flattening of the yield curve, where the difference between short-term and long-term interest rates narrowed. The flattening of the yield curve over the last six months has had important implications for ARM securities, a primary holding of the Fund. In general, a flatter yield curve may lead to higher prepayments on ARM securities. This is a result of most ARMs being tied to short-term interest rates such as the one-year Constant Maturity Treasury (CMT), the six-month Treasury-bill, or the 11th District Cost of Funds Index. In contrast, fixed-rate mortgages (FRMs) are tied to movements in longer rates, such as the 10-year Treasury. As the curve flattens, ARM borrowers have an increased economic incentive to refinance into a FRM.

If the yield curve remains flat as we move into 1998, or even inverts (where long-term rates are lower than short-term rates), ARM prepayments could very well remain at high levels. This could result in a reduction of income and limit price appreciation on ARM securities. In this case, our emphasis on seasoned CMT ARMs, with their slow and stable prepayment histories, should prove most beneficial to shareholders, because such securities are less affected by a flat yield curve environment.

Going forward, we believe the direction of interest rates in 1998 will be determined by one of two likely economic scenarios. On the one hand, there is fear that the current crisis in Asia will spread and create a persistent economic drag in the U.S. This would most likely keep inflation subdued, or possibly even lead to deflation, thus pushing long-term interest rates even lower and forcing the Federal Reserve Board to ease monetary policy. On the other hand, there is an argument that U.S. demand will remain strong and the Asian situation will prove to have less impact than previously feared. Meanwhile, inflation, led by higher wage costs, could ultimately force the Federal Reserve to tighten the money supply, resulting in higher overall interest rate levels. In the near-term, we believe that neither scenario will develop fully, and that the 30-year Treasury trading range will fluctuate between 5.75-6.25%.


Adjustable Rate
Securities Portfolio
Top Five Issuers on

December 31, 1997

                           Percent
                          of Total
Issuer                   Net Assets

1. Resolution Trust Co.     23.0%
2. FNMA                     15.4%
3. U.S. Treasury             9.7%
4. Residential Funding Corp. 9.2%
5. PHMS                      7.9%


PERFORMANCE SUMMARY

The Franklin Institutional Adjustable Rate Securities Fund's share price, as measured by net asset value on June 30, 1997 was unchanged at its close on December 31, 1997.

The Fund continues to pursue its investment objective of providing a high level of current income by investing in an underlying portfolio of adjustable-rate securities. For the six-month period ended December 31, 1997, the Fund paid monthly income distributions totaling $0.32 per share. Of course, dividends will vary based on the earnings of the underlying portfolio, and past distributions are not predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 6.39% based on the annualization of the dividends distributed over the last 30 days of the period ($0.053905 per share) and the net asset value of $9.93 per share on December 31, 1997.

The Fund posted a cumulative total return of 3.25% for the six-month period ended December 31, 1997. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.

As shown in the chart, your Fund's performance since inception has exceeded the six-month Certificate of Deposit rate and closely tracked the Lehman Brothers Short 1-2 Year Government Index. Of course, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover the salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike indices, mutual funds are never fully invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The Fund's performance figures include all fund expenses and account fees. If operating expenses such as the Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.


GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Performance Figures3

Periods Ended December 31, 1997
                                                         Since
                                                       Inception
                                     1-Year  5-Year    (1/3/92)
Cumulative Total Return:4             7.26%  31.65%     39.15%
Average Annual Total Return:5         7.26%   5.65%      5.67%
30-Day Standardized Yield:6    6.38%
Distribution Rate:7            6.39%


2. Performance assumes an initial $1,000,000 investment in the Fund from its inception (1/3/92). It represents the change in value of an investment over the period shown and assumes the reinvestment of dividends and capital gains. Indices are unmanaged, and one cannot invest directly in an index.
3. Past expense reductions by the Fund's manager increased the Fund's total returns.
4. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
5. Average annual total return reflects the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
6. Yield, calculated as required by the SEC, is based on earnings of the Fund's under-lying portfolio during the 30 days ended on the date shown.
7. Based on an annualization of the Fund's dividends for the 30-day period ($0.053905 per share) and the net asset value of $9.93 per share on December 31, 1997.
Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.




INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

Franklin Institutional Adjustable U.S. Government Securities Fund


                                           Six Months Ended
                                           December 31, 1997              Year Ended June 30,
                                              (unaudited)   1997       1996      1995      1994      1993
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period......       $9.36     $9.28      $9.25     $9.40     $9.86     $9.99
                                          ------------------------------------------------------------------
Income from investment operations:
 Net investment income....................         .278      .570       .600      .551      .360      .480
 Net realized and unrealized gains (losses)        .030      .090       .028     (.155)    (.467)    (.130)
                                          ------------------------------------------------------------------
Total from investment operations..........         .308      .660       .628      .396     (.107)     .350
Less distributions from net investment income     (.278)    (.580)     (.598)    (.546)    (.353)    (.480)
                                          ------------------------------------------------------------------
Net asset value, end of period............       $9.39     $9.36      $9.28     $9.25     $9.40     $9.86
                                          ==================================================================

Total return*.............................        3.33%     7.37%      6.98%     4.41%    (1.11)%    4.01%

Ratios/supplemental data
Net assets, end of period (000's).........      $5,198     $7,471    $9,448    $25,020    $51,738  $861,311
Ratios to average net assets:
 Expenses1,2..............................         .54%**    .43%       .38%      .23%      .07%      .35%
 Expenses excluding
 waiver and payments by affiliate1,2......         .72%**    .61%       .55%      .54%      .45%      .46%
 Net investment income....................        5.92%**   6.12%      5.90%     5.81%     3.49%     4.89%
Portfolio turnover rate...................        4.86%     6.78%    102.66%    14.86%    29.47%    66.55%


*Total return is not annualized
**Annualized
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)





Franklin Institutional Adjustable U.S. Government Securities Fund                       SHARES      VALUE
Mutual Funds 100.0%
U.S. Government Adjustable Rate Mortgage Portfolio (Note 1)..........................  549,797 $5,201,077
                                                                                            -------------
Total Investments (Cost $5,277,643) 100.0%...........................................           5,201,077
Other Assets, less Liabilities ......................................................              (2,809)
                                                                                            -------------
Net Assets 100.0%....................................................................          $5,198,268
                                                                                            =============


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Franklin Institutional Adjustable Rate Securities Fund

                                           Six Months Ended
                                           December 31, 1997              Year Ended June 30,
                                              (UNAUDITED)   1997       1996      1995      1994      1993
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period......        $9.93      $9.79     $9.78     $9.77    $10.04     $10.04
                                          -----------------------------------------------------------------
Income from investment operations:
 Net investment income....................          .319       .590      .600      .589      .437       .559
 Net realized and unrealized gains (losses)        --          .140      .011      .010     (.270)     --
                                          -----------------------------------------------------------------
Total from investment operations..........          .319       .730      .611      .599      .167       .559
Less distributions from net investment income      (.319)     (.590)    (.601)    (.589)    (.437)     (.559)
                                          -----------------------------------------------------------------
Net asset value, end of period............        $9.93      $9.93     $9.79     $9.78     $9.77      $10.04
                                          =================================================================
Total return*.............................         3.25%      7.66%     6.41%     6.35%     1.65%       5.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........      $1,296      $4,754     $4,453    $8,596   $31,198     $44,734
Ratios to average net assets:
 Expenses1,2..............................          .37%**     .42%      .36%      .31%      .25%       --
 Expenses excluding waiver and payments
 by affiliate1,2..........................          .56%**     .62%      .61%      .59%      .50%        .60%
 Net investment income....................         6.32%**    6.03%     6.16%     5.84%     4.32%       5.56%
Portfolio turnover rate...................         7.43%     18.02%    45.98%    12.44%   197.22%      74.77%


*Total return is not annualized
**Annualized
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, December 31, 1997 (unaudited)





Franklin Institutional Adjustable Rate Securities Fund                                  SHARES      VALUE
Mutual Funds 100.4%

Adjustable Rate Securities Portfolio (Note 1)........................................  130,844 $1,300,606
                                                                                            -------------
Total Investments (Cost $1,297,708) 100.4%...........................................           1,300,606
Other Assets, less Liabilities (.4%).................................................              (5,001)
                                                                                            -------------
Net Assets 100.0%....................................................................          $1,295,605
                                                                                            =============

See notes to financial statements.
INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

Statements of Assets and Liabilities
December 31, 1997 (unaudited)



                                                                                   Franklin
                                                                                 Institutional     Franklin
                                                                                  Adjustable     Institutional
                                                                                U.S. Government Adjustable Rate
                                                                                Securities Fund Securities Fund
Assets:
 Investments in securities:
  Cost........................................................................  $ 5,277,643    $1,297,708
                                                                               =============================
  Value.......................................................................    5,201,077     1,300,606
 Cash.........................................................................          560            64
 Other assets.................................................................        2,000            --
                                                                               -----------------------------
      Total assets............................................................    5,203,637     1,300,670
                                                                               -----------------------------
Liabilities:
 Payables:
  Affiliates..................................................................          560            68
  Shareholders................................................................        2,582            77
 Other liabilities............................................................        2,227         4,920
                                                                               -----------------------------
      Total liabilities.......................................................        5,369         5,065
                                                                               -----------------------------
       Net assets, at value...................................................  $ 5,198,268    $1,295,605
                                                                               =============================
Net assets consist of:
 Net unrealized appreciation (depreciation)...................................      (76,566)        2,898
 Accumulated net realized loss................................................  (30,493,578)   (2,042,001)
 Capital shares...............................................................   35,768,412     3,334,708
                                                                               -----------------------------
Net assets, at value..........................................................  $ 5,198,268    $1,295,605
                                                                               =============================
Shares outstanding............................................................      553,645       130,445
                                                                               =============================
Net asset value and maximum offering price per share
 (net asset value / shares outstanding).......................................        $9.39         $9.93
                                                                               =============================


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Operations
for the six months ended December 31, 1997 (unaudited)



                                                                                   Franklin
                                                                                 Institutional     Franklin
                                                                                  Adjustable     Institutional
                                                                                U.S. Government Adjustable Rate
                                                                                Securities Fund Securities Fund
Investment income:

 Dividends....................................................................     $198,225       $80,096
                                                                               -----------------------------
Expenses:
 Administrative fees (Note 3).................................................        1,609           627
 Transfer agent fees (Note 3).................................................          555            55
 Reports to shareholders......................................................          823            94
 Registration and filing fees.................................................        1,786            --
 Professional fees............................................................        1,067           662
 Other........................................................................        3,466           161
                                                                               -----------------------------
Total expenses................................................................        9,306         1,599
                                                                               -----------------------------
       Net investment income..................................................      188,919        78,497
                                                                               -----------------------------
Realized and unrealized gains (losses):
 Net realized loss from investments...........................................     (158,175)      (33,943)
 Net unrealized appreciation on investments...................................      180,575        47,403
                                                                               -----------------------------
Net realized and unrealized gain..............................................       22,400        13,460
                                                                               -----------------------------
Net increase in net assets resulting from operations..........................     $211,319       $91,957
                                                                               =============================

See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                    Franklin Institutional         Franklin Institutional
                                                  Adjustable U.S. Government           Adjustable Rate
                                                        Securities Fund                Securities Fund
                                                    Six Months      Year           Six Months      Year
                                                  Ended 12/31/97Ended 6/30/97    Ended 12/31/97Ended 6/30/97
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................        $ 188,919    $ 529,826           $ 78,497   $ 285,372
  Net realized loss from investments........         (158,175)    (142,155)           (33,943)    (10,103)
  Net unrealized appreciation
 on investments.............................          180,575      218,167             47,403      78,349
                                                 ---------------------------------------------------------
      Net increase in net assets
 resulting from operations..................          211,319      605,838             91,957     353,618
 Distributions to shareholders from:
  Net investment income:....................         (188,919)    (544,447)           (78,497)   (285,372)
 Capital share transactions: (Note 2).......       (2,295,615)  (2,037,654)        (3,471,795)    232,562
                                                 ---------------------------------------------------------
  Net increase (decrease) in net assets.....       (2,273,215)  (1,976,263)        (3,458,335)    300,808
Net assets (there is no
 undistributed net investment
 income at beginning or end of period):
  Beginning of period.......................        7,471,483    9,447,746          4,753,940   4,453,132
                                                 ---------------------------------------------------------
  End of period.............................       $5,198,268   $7,471,483         $1,295,605  $4,753,940
                                                 =========================================================

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven separate series (the Funds). All Funds included in this report are diversified. The investment policy of the Funds included in this report is to seek high current income.

The Franklin Institutional Adjustable U.S. Government Securities Fund (the Adjustable U.S. Government Fund) and the Franklin Institutional Adjustable Rate Securities Fund (the Adjustable Rate Securities Fund) (the Funds) invest substantially all of their assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (the Securities Portfolio), (the Portfolios) respectively. The Portfolios are registered under the Investment Company Act of 1940 as a diversified, open end investment company having the same investment objectives as the Funds. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation:

The values of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund reflect their proportionate interest in the net assets of the Mortgage Portfolio and the Securities Portfolio, respectively. At December 31, 1997, the Adjustable U.S. Government Fund owns 2% of the Mortgage Portfolio and the Adjustable Rate Securities Fund owns 6% of the Securities Portfolio. The Portfolios' shares held by the Funds are valued at the net asset value of the Portfolios.

b. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there was an unlimited number of no par value shares authorized. Transactions in each of the Funds' shares were as follows:


                                                            Franklin Institutional   Franklin Institutional
                                                          Adjustable U.S. Government     Adjustable Rate
                                                                Securities Fund          Securities Fund
                                                              Shares    Amount          Shares    Amount
Six months ended December 31, 1997
Shares sold................................................    1,362    $ 12,798         9,502   $ 94,539
Shares issued on reinvestment of distributions.............    2,908      27,273         3,081     30,649
Shares redeemed............................................ (248,899) (2,335,686)     (360,980)(3,596,983)
                                                           ------------------------------------------------
 Net decrease.............................................. (244,629)$(2,295,615)     (348,397)$(3,471,795)
                                                           ================================================
Year Ended June 30, 1997
Shares sold................................................    4,317    $ 40,168        83,275  $ 815,985
Shares issued on reinvestment of distributions.............    6,691      62,259         4,876     48,022
Shares redeemed............................................ (230,283) (2,140,081)      (64,209)  (631,445)
                                                           -----------------------------------------------
 Net increase (decrease)................................... (219,275)$(2,037,654)       23,942  $ 232,562
                                                           ===============================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager and transfer agent, respectively, and of the Mortgage Portfolio and the Securities Portfolio.

The Funds pay an administrative fee to Advisers of .05% per year of the average daily net assets of each Fund.

4. INCOME TAXES

At June 30, 1997, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                 Franklin
                               Institutional    Franklin
                                Adjustable    Institutional
                              U.S. Government Adjustable Rate
                              Securities Fund Securities Fund
      Capital loss carryovers
       Expiring in:
      2001..................   $ 6,444,126       $ 1,762
      2002..................    20,034,597     1,111,813
      2003..................     2,287,422       771,534
      2004..................     1,064,617         4,914
      2005..................       162,757       108,420
                            ----------------------------
                               $29,993,519    $1,998,443
                            ============================

      4. INCOME TAXES (cont.)

At June 30, 1997, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund have deferred capital losses occurring subsequent to October 31, 1996 of $120,933 and $3,211, respectively. For tax purposes, such losses will be reflected in the year ending June 30, 1998.

At December 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:


                                 Franklin
                               Institutional    Franklin
                                Adjustable    Institutional
                              U.S. Government Adjustable Rate
                              Securities Fund Securities Fund
      Investments at cost ..    $5,514,925    $1,304,718
                               ===========================
      Unrealized depreciation     (313,848)       (4,112)
                               ---------------------------
      Net unrealized depreciation$(313,848)     $ (4,112)
                               ---------------------------

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1997 were as follows:

                                 Franklin
                               Institutional    Franklin
                                Adjustable    Institutional
                              U.S. Government Adjustable Rate
                              Securities Fund Securities Fund
      Purchases.............     $ 310,557     $ 188,688
      Sales.................     2,603,104     3,680,740



ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights


U.S. Government Adjustable Rate Mortgage Portfolio

                                         Two Months Ended
                                         December 31, 1997            Year ended October 31,
                                            (UNAUDITED)    1997      1996       1995      1994      19931
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period....         $9.48     $9.37      $9.33      $9.19     $9.82     $9.91
                                        ----------------------------------------------------------------------
Income from investment operations:
 Net investment income..................           .098      .593       .589       .572      .415      .313
 Net realized and unrealized gain (loss)          (.020)     .110       .040       .140     (.630)    (.090)
                                        ----------------------------------------------------------------------
Total from investment operations........           .078      .703       .629       .712     (.215)     .223
Less distributions from net investment income     (.098)    (.593)     (.589)     (.572)    (.415)    (.313)
                                        ----------------------------------------------------------------------
Net asset value, end of period..........         $9.46     $9.48      $9.37      $9.33     $9.19     $9.82
                                        ======================================================================

Total return*...........................           .83%     7.74%      6.95%      7.99%    (2.22)%    2.28%
Ratios/supplemental data
Net assets, end of period (000's).......       $328,071  $342,541   $406,431   $522,802  $747,471 $2,130,229
Ratio to average net assets:
 Expenses...............................           .25%**    .25%       .25%       .18%      .02%      .27%**
 Expenses excluding waiver
 and payments by affiliate..............           .43%**    .43%       .42%       .43%      .42%      .41%**
 Net investment income..................          6.22%**   6.31%      6.31%      6.17%     4.01%     4.15%**
Portfolio turnover rate.................          5.83%    20.84%     24.63%     20.16%    56.43%    76.55%


1For the nine months ended October 31, 1993
*Total return is not annualized
**Annualized


See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)




                                                                                            PRINCIPAL
 U.S. Government Adjustable Rate Mortgage Portfolio                                           AMOUNT             VALUE
 Adjustable Rate Mortgage Securities 98.5%

 Federal Home Loan Mortgage Corp. (FHLMC) 19.9%
 FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.375%, 11/01/16 .............  $ 4,564,136      $ 4,778,422
 FHLMC, Cap 12.723%, Margin 2.189% + CMT, Resets Annually, 7.851%, 4/01/19 .............    2,003,624        2,091,924
 FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.683%, 7/01/18...............    4,255,357        4,384,771
 FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.812%, 4/01/18 ............      6,515,619        6,841,446
 FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.62%, 9/01/19................    5,355,337        5,613,251
 FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.494%, 12/01/16 ............    2,612,882        2,737,909
 FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.792%, 10/01/18 ............    2,447,423        2,566,515
 FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.686%, 3/01/19..............    2,156,994        2,261,479
 FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.609%, 3/01/18 .............    4,054,821        4,231,891
 FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.623%, 4/01/19................    8,342,060        8,701,453
 FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 7.959%, 7/01/20 ..............    5,398,043        5,648,626
 FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.933%, 11/01/19 ............    2,596,259        2,714,327
 FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.728%, 4/01/18..............    7,660,637        8,003,015
 FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 8.705%, 12/01/21 ......    1,732,614        1,808,330
 FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 8.096%, 2/01/19 ..............    2,698,253        2,865,413
                                                                                                         -------------
 Total Federal Home Loan Mortgage Corp. (Cost $64,480,809) .............................                    65,248,772
                                                                                                         -------------
 Federal National Mortgage Association (FNMA) 69.0%
 FNMA, Cap 12.00%, Margin 1.25% + COFI, Resets Monthly, 6.149%, 11/01/35 ...............    9,109,012        9,108,375
 FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 7.712%, 11/01/18..    2,159,504        2,272,363
 FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.961%, 11/01/17...............   14,981,346       15,383,296
 FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.642%, 3/01/19.................    3,926,279        4,083,272
 FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 6.949%, 1/01/19 ....    9,978,485       10,182,405
 FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.888%, 1/01/19 ...............    2,958,600        2,978,808
 FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.154%, 9/01/18................   11,174,807       11,121,839
 FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.477%, 1/01/19 ...............    2,895,106        2,939,285
 FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.811%, 11/01/20 ..............    3,725,366        3,919,108
 FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.392%, 5/01/19 ...............    4,750,197        4,966,093
 FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 7.895%, 6/01/17....    2,841,366        3,011,195
 FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 8.26%, 10/01/17 .........    4,558,938        4,822,536
 FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 7.312%, 7/01/17 ...    6,562,335        6,806,146
 FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.154%, 2/01/19 ...............    7,034,722        7,001,378
 FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.723%, 12/01/19 .............    3,260,676        3,431,471
 FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years, 8.173%, 11/01/17 ........    4,754,432        5,016,164
 FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 7.677%, 6/01/19 ................    4,746,985        4,994,494
 FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.922%, 2/01/20 ................    8,446,219        8,506,526
 FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.166%, 12/01/20 ...    5,187,829        5,361,767
 FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.716%, 4/01/19...............    5,307,693        5,589,542
 FNMA, Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 7.611%, 6/01/19...............    4,559,741        4,796,209
 FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.575%, 4/01/19...............    4,345,259        4,569,779
 FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 7.612%, 11/01/26..    2,517,683        2,653,641
 FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.636%, 6/01/19 ...............    2,553,032        2,657,748
 FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.568%, 10/01/19 ..............    7,056,857        7,421,132
 FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.434%, 4/01/03 ................    6,351,921        6,403,245
 FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.813%, 9/01/22...............   11,068,308       11,581,104
 FNMA, Cap 13.457%, Margin 1.903% + CMT, Resets Annually, 7.549%, 6/01/18...............    5,372,575        5,649,263
 FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.848%, 3/01/21...............    4,667,894        4,904,837
 Federal National Mortgage Association (FNMA) (cont.)
 FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 7.884%, 12/01/20..............  $ 7,512,377      $ 7,911,345
 FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.749%, 3/01/19 ...............    2,347,690        2,459,499
 FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.788%, 7/01/24 ....    5,065,325        5,147,115
 FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.773%, 2/01/19 ...............    3,454,491        3,624,038
 FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.86%, 12/01/18................    2,753,542        2,899,508
 FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.723%, 1/01/19...............    5,943,085        6,254,384
 FNMA, Cap 14.142%, Margin 2.118% + CMT, Resets Annually, 7.687%, 3/01/21 ..............    1,898,638        1,982,344
 FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 8.164%, 5/01/21 .........    9,591,342       10,101,890
 FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.792%, 3/01/20................    2,907,004        3,053,983
 FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.391%, 1/01/16................    7,829,700        8,084,667
 FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 8.377%, 5/01/19...............    2,695,728        2,880,022
                                                                                                         -------------
 Total Federal National Mortgage Association (Cost $225,304,408) .......................                   226,531,816
                                                                                                         -------------
 Government National Mortgage Association (GNMA) 9.6%
 GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 7.00%, 1/20/24 .................    6,533,547        6,704,531
 GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 8.00%, 7/20/25 .................    5,119,689        5,356,219
 bGNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 2/01/28 ................    9,000,000        9,140,625
 bGNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 2/01/28 ................   10,000,000       10,156,250
                                                                                                         -------------
 Total Government National Mortgage Association (Cost $31,012,618) .....................                    31,357,625
                                                                                                         -------------
 aRepurchase Agreement 6.4%
 Joint Repurchase Agreement, 5.671%, 1/02/98, (Maturity Value $21,082,165)
 (Cost $21,074,780).....................................................................   21,074,780       21,074,780
                                                                                                         -------------
  BancAmerica Robertson Stephens
  Barclays Capital Group, Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
  Donaldson, Lufkins & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
  UBS Securities, L.L.C.
  Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $341,872,615) 104.9%...........................................                   344,212,993
                                                                                                         -------------
 Other Assets, less Liabilities (4.9)%..................................................                   (16,141,673)
                                                                                                         -------------
 Net Assets 100.0%......................................................................                  $328,071,320
                                                                                                         =============

PORTFOLIO ABBREVIATIONS:
3CMT -  3 Year Constant Maturity Treasury Index
5CMT -  5 Year Constant Maturity Treasury Index
CMT  -  1 Year Constant Maturity Treasury Index
COFI -  Eleventh District Cost of Funds Index
DR   -  Discount Rate
NCI  -  National Median Cost of Funds Index
TB   -  Treasury Bill Rate

aInvestment is through participation in a joint account with other funds managed by the investment advisor. At December 31, 1997, all repurchase agreements held by the Portfolio had been entered into on that date.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights



Adjustable Rate Securities Portfolio

                                         Two Months Ended
                                         December 31, 1997            Year ended October 31,
                                            (UNAUDITED)    1997      1996       1995      1994      19931
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period....         $9.95     $9.86      $9.81     $9.69    $10.03   $10.02
                                        ----------------------------------------------------------------
Income from investment operations:
 Net investment income..................           .106      .616       .607      .625      .469     .368
 Net realized and unrealized gain (loss)          (.010)     .090       .050      .120     (.340)    .010
                                        ----------------------------------------------------------------
Total from investment operations........           .096      .706       .657      .745      .129     .378
Less distributions from net investment income     (.106)    (.616)     (.607)    (.625)    (.469)   (.368)
                                        ----------------------------------------------------------------
Net asset value, end of period..........         $9.94     $9.95      $9.86     $9.81     $9.69   $10.03
                                        ================================================================

Total return*...........................           .97%     7.38%      6.91%     7.94%     1.32%    3.83%

Ratios/supplemental data
Net assets, end of period (000's).......       $21,019   $22,540    $20,534   $27,079   $41,619 $124,309
Ratio to average net assets:
 Expenses...............................           .25%**    .25%       .25%      .25%      .25%     .11%**
 Expenses excluding waiver
 and payments by affiliate..............           .45%**    .44%       .47%      .47%      .43%     .47%**
 Net investment income..................          6.44%**   6.20%      6.19%     6.36%     4.55%    4.76%**
Portfolio turnover rate.................          4.82%   138.32%     46.78%    50.29%   192.06%  158.70%

1For the nine months ended October 31, 1993
*Total return is not annualized
**Annualized

                                            See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)




                                                                                                PRINCIPAL
 Adjustable Rate Securities Portfolio                                                             AMOUNT       VALUE
 Adjustable Rate Mortgage Securities 77.2%

 FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.75%, 10/01/28 .................    $ 833,704        $ 847,219
 FNMA, Cap 13.86%, Margin 1.84% + CMT, Resets Annually, 7.446%, 8/01/16 ................      373,896          390,770
 FNMA, Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 8.606%, 8/01/22..........    1,836,768        1,936,873
 bGNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.50%, 2/01/28.................    1,000,000        1,015,625
 Homeowners Federal Savings, Cap 13.00%,
 Margin 1.75% + CMT, Resets Annually, 7.379%, 1/25/18...................................      861,588          874,512
 PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 8.360%, 7/25/22 ................    1,088,639        1,110,413
 PHMS, Cap 12.02%, Margin 2.55% + CMT, Resets Annually, 8.118%, 4/25/22 ................      510,008          512,240
 RFC, Cap 10.00%, Margin 0.85% + COFI, Resets Monthly, 5.737%, 2/25/22..................      803,843          802,461
 RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.755%, 11/25/22 ................    1,070,569        1,093,654
 RTC, Cap 12.39%, Margin 1.61% + 6 Month DR, Resets Semi-Annually, 6.886%, 1/25/25......    1,123,854        1,123,854
 RTC, Cap 13.82%, Margin 0.92% + 3CMT, Resets Every 3 Years, 7.075%, 4/25/22............    1,199,500        1,199,876
 RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.567%, 6/25/22 ...........    1,428,116        1,414,728
 RTC, Cap 16.48%, Margin NACR - 0.15%, Resets Annually, 7.523%, 7/25/20 ................    1,015,048        1,018,221
 Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR,
 Resets Annually, 8.06%, 10/25/16.......................................................    1,367,894        1,366,612
 Saxon Mortgage Securities Corp., Cap 10.78%, Margin 2.78% + 6 Month
 LIBOR, Resets Semi-Annually,  8.763%, 5/25/24 .........................................      458,794          473,347
 Travelers Mortgage Services, Inc., Cap 13.95%, Margin 2.25% + CMT,
 Resets Annually, 7.799%, 12/25/18......................................................      744,592          743,196
 Western Federal Savings and Loan Association, Cap 13.00%,
 Margin 1.80% + COFI, Resets Monthly, 6.664%, 3/25/19...................................      297,968          297,313
                                                                                                         -------------
 Total Adjustable Rate Mortgage Securities (Cost $16,377,982) ..........................                    16,220,914
                                                                                                         -------------
 Fixed Rate Mortgage Securities 4.3%
 Countrywide Mortgage-Backed Securities, Inc., Series 1994-I,
 Class A8, 6.25%, 7/25/09 (Cost $887,211) ..............................................      912,299          900,522
                                                                                                         -------------
 Other Adjustable Rate Securities 4.6%
 SBA, Cap 12.625%, Margin -0.125% + Prime, Resets Quarterly,
 8.375%, 8/25/20 (Cost $973,493) .......................................................      902,950          969,543
                                                                                                         -------------
 U.S. Government Securities 9.5%
 U.S. Treasury Notes, 5.75%, 9/30/99 (Cost $1,999,160) .................................    2,000,000        2,003,126
                                                                                                         -------------
 aRepurchase Agreement 8.6%
 Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $1,811,345)
  (Cost $1,810,713).....................................................................    1,810,713        1,810,713
                                                                                                         -------------
  BancAmerica Robertson Stephens
  Barclays Capital Group, Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Wood Gundy Securities Corp.
  Deutsche Morgan Grenfell / C.J. Lawrence, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
  UBS Securities, L.L.C.
   Collateralized by U.S. Treasury Bills and Notes
 Total Investments (Cost $22,048,559) 104.2% ...........................................                    21,904,818
 Other Assets, less Liabilities (4.2%)..................................................                      (885,556)
                                                                                                         -------------
 Net Assets 100.0%......................................................................                   $21,019,262
                                                                                                         =============

GLOSSARY OF ABBREVIATIONS
3CMT  -3 Year Constant Maturity Treasury Index
CMT   -Constant Maturity Treasury Index
COFI  -Eleventh District Cost of Funds Index
DR    -Discount Rate
FNMA  -Federal National Mortgage Association
GNMA  -Government National Mortgage Association
LIBOR -London Interbank Offered Rate
NACR  -National Average Contract Rate
NCI   -National Median Cost of Funds Index
PHMS  -Prudential Home Mortgage Securities
RFC   -Residential Finance Corp.
RTC   -Resolution Trust Corp.
SBA   -Small Business Administration


aInvestment is through participation in a joint account with other funds managed by the investment advisor. At December 31, 1997, all repurchase agreements held by the Portfolio had been entered into on that date.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed basis.


ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
December 31, 1997 (unaudited)




                                                                            U.S. Government
                                                                            Adjustable Rate    Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
Assets:
 Investments in securities:
Cost......................................................................   $341,872,615     $22,048,559
                                                                          ===============================
Value.....................................................................    344,212,993      21,904,818
 Receivables:
Investment securities sold................................................      1,406,077           1,120
Interest..................................................................      2,315,128         151,204
                                                                          -------------------------------
Total assets..............................................................    347,934,198      22,057,142
                                                                          -------------------------------
Liabilities:
 Payables:
Investment securities purchased...........................................     19,335,465       1,016,340
Capital shares redeemed...................................................        441,547          10,066
Affiliates................................................................         66,178           3,882
 Other liabilities........................................................         19,688           7,592
                                                                          -------------------------------
Total liabilities.........................................................     19,862,878       1,037,880
                                                                          -------------------------------
 Net assets, at value.....................................................   $328,071,320     $21,019,262
                                                                          ===============================
Net assets consist of:
 Net unrealized appreciation (depreciation)...............................     $2,340,378       $(143,741)
 Accumulated net realized loss............................................   (137,121,151)     (2,739,816)
 Capital shares...........................................................    462,852,093      23,902,819
                                                                          -------------------------------
Net assets, at value......................................................   $328,071,320     $21,019,262
                                                                          ===============================
Shares outstanding........................................................     34,685,166       2,114,008
                                                                          ===============================
Net asset value and maximum offering price per share......................          $9.46           $9.94
                                                                          ===============================
(net asset value / shares outstanding)

See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)

Statements of Operations
for the two months ended December 31, 1997 (unaudited)

                                                                            U.S. Government
                                                                            Adjustable Rate   Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
Investment income:
 Interest.................................................................     $3,656,974        $242,851
                                                                          ===============================
Expenses:
 Management fees (Note 3).................................................        225,460          14,528
 Professional fees........................................................         10,340             601
 Other....................................................................          5,353           1,206
                                                                          -------------------------------
Total expenses............................................................        241,153          16,335
Expenses waived/paid by affiliate (Note 3)................................        (99,811)         (7,217)
                                                                          --------------------------------
 Net expenses.............................................................        141,342           9,118
                                                                          -------------------------------
Net investment income.....................................................      3,515,632         233,733
                                                                          -------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments................................          5,730         (10,569)
 Net unrealized depreciation on investments...............................       (725,857)           (196)
                                                                          --------------------------------
Net realized and unrealized loss..........................................       (720,127)        (10,765)
                                                                          --------------------------------
Net increase in net assets resulting from operations......................     $2,795,505        $222,968
                                                                          ===============================

See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the two months ended December 31, 1997 (unaudited) and the year ended October 31, 1997


                                                       U.S. Government                 Adjustable Rate
                                             Adjustable Rate Mortgage Portfolio     Securities Portfolio
                                                  Two Months       Year           Two Months      Year
                                                Ended 12/31/97Ended 10/31/97    Ended 12/31/97Ended 10/31/97
Increase (decrease) in net assets:
 Operations:
Net investment income.........................   $ 3,515,632  $ 23,464,424         $ 233,733  $ 1,500,611
Net realized gain (loss) from investments.....         5,730       693,708           (10,569)      14,469
Net unrealized appreciation (depreciation)
 on investments...............................      (725,857)    3,675,679              (196)     260,606
                                              -----------------------------------------------------------
Net increase in net assets resulting
 from operations..............................     2,795,505    27,833,811           222,968    1,775,686
 Distributions to shareholders from:
Net investment income.........................    (3,515,632)  (23,464,424)         (233,733)  (1,500,611)
 Capital share transactions (Note 2)..........   (13,749,643)  (68,259,294)       (1,509,835)   1,730,540
                                              -----------------------------------------------------------
Net increase (decrease) in net assets.........   (14,469,770)  (63,889,907)       (1,520,600)   2,005,615
Net assets (there is no
 undistributed net investment
 income at beginning or end of period):
Beginning of period...........................   342,541,090   406,430,997        22,539,862   20,534,247
                                              -----------------------------------------------------------
End of period.................................  $328,071,320  $342,541,090       $21,019,262  $22,539,862
                                              ===========================================================


See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios) the U.S. Government Adjustable Rate Mortgage Portfolio (Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (Securities Portfolio). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The investment objective of each Portfolio is to seek current income.

The following summarizes the Portfolios' significant accounting policies:

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in each of the Portfolios' shares were as follows:



                                                    U.S. Government Adjustable Rate    Adjustable Rate
                                                          Mortgage Portfolio        Securities Portfolio
                                                        Shares       Amount           Shares      Amount
Two months ended December 31, 1997
 Shares sold........................................   1,906,505 $ 18,029,241         164,840 $ 1,638,115
 Shares issued in reinvestment of distributions.....     372,032    3,515,634          23,526     233,735
 Shares redeemed....................................  (3,734,342) (35,294,518)       (340,261) (3,381,685)
                                                    ------------------------------------------------------
Net decrease........................................  (1,455,805)$ (13,749,643)      (151,895)$ (1,509,835)
                                                    =======================================================
Year ended October 31, 1997
 Shares sold........................................  14,468,647 $136,195,699       2,195,631 $21,698,569
 Shares issued in reinvestment of distributions.....   2,492,654   23,464,406         151,507   1,500,610
 Shares redeemed.................................... (24,217,403)(227,919,399)     (2,164,571)(21,468,639)
                                                    ------------------------------------------------------
Net increase (decrease).............................  (7,256,102)$ (68,259,294)       182,567 $ 1,730,540
                                                    =====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of Franklin Investors Securities Trust and Institutional Fiduciary Trust.

The Portfolios pay an investment management fee to Advisers based on the average net assets of the Portfolios as follows:

ANNUALIZED FEE RATE     AVERAGE DAILY NET ASSETS
0.400%..................First $5 billion
0.350%..................Over $5 billion, up to and including $10 billion
0.330%..................Over $10 billion, up to and including $15 billion

Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At December 31, 1997, the shares of the Mortgage Portfolio were owned by the following:

                                                Percentage of
                                         Shares  Outstanding
NAME                                      OWNED    SHARES
Franklin Adjustable
 U.S. Government Securities Fund..... 34,135,369     98%
Franklin Institutional Adjustable
 U.S. Government Securities Fund.....   549,797       2%




3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1997, the shares of the Securities Portfolio were owned by the following:

                                                          PERCENTAGE OF
                                                 SHARES    OUTSTANDING
NAME                                              OWNED      SHARES
-------------------------------------------------------------------
Franklin Adjustable Rate Securities Fund      1,981,631         94%
Franklin Institutional Adjustable
 Securities Fund......................          130,844          6%
Franklin Resources, Inc...............            1,533         --

4. INCOME TAXES

At October 31, 1997, the Portfolios had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                             U.S. GOVERNMENT
                             ADJUSTABLE RATE     ADJUSTABLE RATE
                           MORTGAGE PORTFOLIO  SECURITIES PORTFOLIO
      Capital loss carryovers
       Expiring in:2000....    $ 44,745,908        $ 42,138
                 2001......      17,182,002          50,908
                 2002......      67,102,060       1,987,888
                 2003......       7,677,608         609,391
                 2004......         419,303          37,828
                           --------------------------------
                               $137,126,881      $2,728,153

The cost of securities for income tax purposes is the same as that shown in the investment portfolio.

At December 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                         U.S. GOVERNMENT
                                         ADJUSTABLE RATE   ADJUSTABLE RATE
                                      MORTGAGE PORTFOLIO SECURITIES PORTFOLIO
Investments at cost.................     $341,872,615    $22,048,559
                                         ---------------------------
Unrealized appreciation.............      $ 3,587,187    $   76,356
Unrealized depreciation.............      (1,246,809)    (220,097)
                                          --------------------------
Net unrealized appreciation
 (depreciation).....................      $ 2,340,378    $  (143,741)
                                          --------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1997 were as follows:

                             U.S. GOVERNMENT
                             ADJUSTABLE RATE   ADJUSTABLE RATE
                           MORTGAGE PORTFOLIO SECURITIES PORTFOLIO
Purchases..................     $19,106,314      $1,002,222
Sales......................     $28,112,209      $2,835,308



Franklin Institutional Adjustable U.S. Government Securities Fund

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

FNMA                                            69.0%
FHLMC                                           19.9%
GNMA                                            9.6%
Cash & Equivalents                              1.5%

GRAPHIC MATERIAL  (2)

The following line graph hypothetically compares the performance of the Franklin Institutional Adjustable U.S. Government Securities Fund to that of the Lehman Brothers Short 1-2 Year Government Index and the six-month Certificate of Deposits rate, based on a $1,000,000 investment from 12/2/91 to 12/31/97.

Period Ending  Lehman Brothers    6-Month CD           Franklin
12/2/91      $ 1,000,000       $ 1,000,000       $ 1,000,000.00
12/31/91     $ 1,012,581       $ 1,003,000       $ 1,005,763.00
1/31/92      $ 1,012,682       $ 1,006,009       $ 1,008,015.94
2/29/92      $ 1,015,619       $ 1,009,128       $ 1,013,299.68
3/31/92      $ 1,016,634       $ 1,012,357       $ 1,018,313.33
4/30/92      $ 1,025,377       $ 1,015,394       $ 1,021,505.08
5/31/92      $ 1,033,991       $ 1,018,440       $ 1,027,510.94
6/30/92      $ 1,042,779       $ 1,021,394       $ 1,035,289.46
7/31/92      $ 1,053,520       $ 1,023,947       $ 1,035,689.49
8/31/92      $ 1,061,000       $ 1,026,507       $ 1,040,608.75
9/30/92      $ 1,069,700       $ 1,028,868       $ 1,045,261.68
10/31/92     $ 1,064,780       $ 1,031,337       $ 1,042,846.61
11/30/92     $ 1,063,821       $ 1,034,225       $ 1,045,257.02
12/31/92     $ 1,072,970       $ 1,036,810       $ 1,048,967.84
1/31/93      $ 1,082,734       $ 1,039,299       $ 1,053,160.53
2/28/93      $ 1,090,313       $ 1,041,689       $ 1,058,546.93
3/31/93      $ 1,093,257       $ 1,044,085       $ 1,059,898.00
4/30/93      $ 1,099,270       $ 1,046,486       $ 1,065,207.09
5/31/93      $ 1,096,852       $ 1,048,893       $ 1,066,864.38
6/30/93      $ 1,103,652       $ 1,051,411       $ 1,072,501.14
7/31/93      $ 1,106,301       $ 1,053,934       $ 1,076,720.47
8/31/93      $ 1,114,045       $ 1,056,358       $ 1,080,246.26
9/30/93      $ 1,117,499       $ 1,058,788       $ 1,079,227.31
10/31/93     $ 1,119,957       $ 1,061,223       $ 1,077,841.78
11/30/93     $ 1,120,965       $ 1,063,664       $ 1,070,334.30
12/31/93     $ 1,124,888       $ 1,066,110       $ 1,067,321.89
1/31/94      $ 1,131,188       $ 1,068,456       $ 1,070,664.35
2/28/94      $ 1,126,211       $ 1,071,234       $ 1,066,444.93
3/31/94      $ 1,123,282       $ 1,074,340       $ 1,058,205.49
4/30/94      $ 1,120,250       $ 1,077,778       $ 1,052,679.41
5/31/94      $ 1,122,154       $ 1,081,550       $ 1,057,198.89
6/30/94      $ 1,124,623       $ 1,085,552       $ 1,060,601.89
7/31/94      $ 1,133,845       $ 1,089,569       $ 1,063,907.89
8/31/94      $ 1,137,473       $ 1,093,600       $ 1,064,247.81
9/30/94      $ 1,136,563       $ 1,097,974       $ 1,063,584.19
10/31/94     $ 1,139,745       $ 1,103,135       $ 1,052,943.74
11/30/94     $ 1,136,098       $ 1,108,209       $ 1,052,265.51
12/31/94     $ 1,138,825       $ 1,113,750       $ 1,049,385.97
1/31/95      $ 1,152,718       $ 1,119,096       $ 1,058,110.70
2/28/95      $ 1,166,436       $ 1,124,356       $ 1,070,549.09
3/31/95      $ 1,173,085       $ 1,129,641       $ 1,077,185.82
4/30/95      $ 1,182,587       $ 1,134,837       $ 1,087,677.18
5/31/95      $ 1,199,024       $ 1,139,830       $ 1,111,161.72
6/30/95      $ 1,205,379       $ 1,144,732       $ 1,107,344.71
7/31/95      $ 1,211,045       $ 1,149,654       $ 1,115,462.50
8/31/95      $ 1,217,705       $ 1,154,597       $ 1,123,656.94
9/30/95      $ 1,223,185       $ 1,159,562       $ 1,131,706.44
10/31/95     $ 1,232,237       $ 1,165,012       $ 1,136,580.89
11/30/95     $ 1,241,355       $ 1,169,905       $ 1,146,766.09
12/31/95     $ 1,250,045       $ 1,174,702       $ 1,150,707.93
1/31/96      $ 1,259,920       $ 1,179,401       $ 1,159,176.88
2/29/96      $ 1,257,148       $ 1,184,000       $ 1,160,354.70
3/31/96      $ 1,257,902       $ 1,188,736       $ 1,167,769.01
4/30/96      $ 1,260,292       $ 1,193,610       $ 1,168,760.99
5/31/96      $ 1,264,073       $ 1,198,504       $ 1,172,494.40
6/30/96      $ 1,272,543       $ 1,203,538       $ 1,184,635.55
7/31/96      $ 1,277,633       $ 1,208,713       $ 1,188,636.95
8/31/96      $ 1,282,871       $ 1,213,789       $ 1,191,353.53
9/30/96      $ 1,293,134       $ 1,218,887       $ 1,200,495.77
10/31/96     $ 1,306,065       $ 1,224,007       $ 1,213,159.41
11/30/96     $ 1,314,424       $ 1,229,147       $ 1,219,434.83
12/31/96     $ 1,316,527       $ 1,234,310       $ 1,225,718.46
1/31/97      $ 1,322,715       $ 1,239,494       $ 1,233,390.57
2/28/97      $ 1,326,551       $ 1,244,948       $ 1,241,018.28
3/31/97      $ 1,327,081       $ 1,250,675       $ 1,244,749.79
4/30/97      $ 1,337,035       $ 1,256,428       $ 1,254,982.54
5/31/97      $ 1,345,993       $ 1,262,207       $ 1,262,666.75
7/31/97      $ 1,366,804       $ 1,273,846       $ 1,284,929.00
8/29/97      $ 1,369,592       $ 1,279,706       $ 1,285,797.46
9/30/97      $ 1,378,891       $ 1,285,593       $ 1,296,109.88
10/31/97     $ 1,387,992       $ 1,291,378       $ 1,303,947.38
11/28/97     $ 1,391,913       $ 1,297,318       $ 1,304,869.43
12/31/97     $ 1,400,682       $ 1,303,232       $ 1,314,045.36


GRAPHIC MATERIAL  (3)

The following line graph hypothetically compares the performance of the Franklin Institutional Adjustable Rate Securities Fund to that of the Lehman Brothers Short 1-2 Year Government Index and the six-month Certificate of Deposits rate, based on a $1,000,000 investment from 1/3/92 to 6/30/97.

Period Ending  Lehman Brothers    6-Month CD           Franklin
01/03/92     $ 1,000,000       $ 1,000,000       $ 1,000,000.00
01/31/92     $ 1,000,090       $ 1,002,710       $ 1,000,000.00
02/28/92     $ 1,002,991       $ 1,005,818       $ 1,002,902.00
03/31/92     $ 1,003,994       $ 1,009,037       $ 1,006,472.29
04/30/92     $ 1,012,628       $ 1,012,064       $ 1,015,035.44
05/29/92     $ 1,021,134       $ 1,015,100       $ 1,019,505.24
06/30/92     $ 1,029,814       $ 1,018,044       $ 1,028,228.56
07/31/92     $ 1,040,421       $ 1,020,589       $ 1,031,395.22
08/31/92     $ 1,047,808       $ 1,023,140       $ 1,038,847.57
09/30/92     $ 1,056,400       $ 1,025,494       $ 1,045,264.85
10/31/92     $ 1,051,540       $ 1,027,955       $ 1,047,028.83
11/30/92     $ 1,050,594       $ 1,030,833       $ 1,050,643.25
12/31/92     $ 1,059,629       $ 1,033,410       $ 1,057,011.16
01/31/93     $ 1,069,272       $ 1,035,890       $ 1,062,116.88
02/28/93     $ 1,076,757       $ 1,038,273       $ 1,070,078.49
03/31/93     $ 1,079,664       $ 1,040,661       $ 1,075,910.18
04/30/93     $ 1,085,602       $ 1,043,054       $ 1,081,496.06
05/31/93     $ 1,083,214       $ 1,045,453       $ 1,084,023.90
06/30/93     $ 1,089,930       $ 1,047,963       $ 1,087,528.35
07/31/93     $ 1,092,545       $ 1,050,478       $ 1,092,990.93
08/31/93     $ 1,100,193       $ 1,052,894       $ 1,097,076.86
09/30/93     $ 1,103,604       $ 1,055,315       $ 1,100,207.60
10/31/93     $ 1,106,032       $ 1,057,743       $ 1,102,841.94
11/30/93     $ 1,107,027       $ 1,060,175       $ 1,104,743.10
12/31/93     $ 1,110,902       $ 1,062,614       $ 1,108,983.28
01/31/94     $ 1,117,123       $ 1,064,952       $ 1,111,629.97
02/28/94     $ 1,112,207       $ 1,067,720       $ 1,109,156.58
03/31/94     $ 1,109,316       $ 1,070,817       $ 1,099,484.07
04/30/94     $ 1,106,321       $ 1,074,243       $ 1,099,312.95
05/31/94     $ 1,108,201       $ 1,078,003       $ 1,103,343.01
06/30/94     $ 1,110,639       $ 1,081,992       $ 1,105,752.62
07/31/94     $ 1,119,747       $ 1,085,995       $ 1,110,744.91
08/31/94     $ 1,123,330       $ 1,090,013       $ 1,116,964.78
09/30/94     $ 1,122,431       $ 1,094,374       $ 1,114,188.39
10/31/94     $ 1,125,574       $ 1,099,517       $ 1,117,522.87
11/30/94     $ 1,121,972       $ 1,104,575       $ 1,118,367.07
12/31/94     $ 1,124,665       $ 1,110,098       $ 1,122,393.27
01/31/95     $ 1,138,386       $ 1,115,426       $ 1,129,077.48
02/28/95     $ 1,151,933       $ 1,120,669       $ 1,139,293.08
03/31/95     $ 1,158,499       $ 1,125,936       $ 1,145,099.01
04/30/95     $ 1,167,882       $ 1,131,115       $ 1,155,015.67
05/31/95     $ 1,184,116       $ 1,136,092       $ 1,168,401.30
06/30/95     $ 1,190,392       $ 1,140,977       $ 1,175,970.11
07/31/95     $ 1,195,987       $ 1,145,883       $ 1,178,480.80
08/31/95     $ 1,202,565       $ 1,150,811       $ 1,189,576.64
09/30/95     $ 1,207,976       $ 1,155,759       $ 1,195,752.96
10/31/95     $ 1,216,915       $ 1,161,191       $ 1,204,489.71
11/30/95     $ 1,225,920       $ 1,166,068       $ 1,211,919.18
12/31/95     $ 1,234,502       $ 1,170,849       $ 1,222,137.24
01/31/96     $ 1,244,254       $ 1,175,533       $ 1,228,524.33
02/29/96     $ 1,241,517       $ 1,180,117       $ 1,228,901.96
03/31/96     $ 1,242,262       $ 1,184,838       $ 1,234,070.58
04/30/96     $ 1,244,622       $ 1,189,695       $ 1,239,079.87
05/31/96     $ 1,248,356       $ 1,194,573       $ 1,241,182.16
06/30/96     $ 1,256,720       $ 1,199,590       $ 1,251,142.11
07/31/96     $ 1,261,747       $ 1,204,749       $ 1,256,240.32
08/31/96     $ 1,266,920       $ 1,209,809       $ 1,261,221.19
09/30/96     $ 1,277,055       $ 1,214,890       $ 1,270,352.91
10/31/96     $ 1,289,826       $ 1,219,992       $ 1,286,021.81
11/30/96     $ 1,298,081       $ 1,225,116       $ 1,294,004.57
12/31/96     $ 1,300,158       $ 1,230,262       $ 1,296,743.51
01/31/97     $ 1,306,268       $ 1,235,429       $ 1,303,117.06
02/28/97     $ 1,310,057       $ 1,240,865       $ 1,308,026.23
03/31/97     $ 1,310,581       $ 1,246,573       $ 1,318,640.37
04/30/97     $ 1,320,410       $ 1,252,307       $ 1,327,552.35
05/31/97     $ 1,329,257       $ 1,258,068       $ 1,336,246.95
06/30/97     $ 1,337,631       $ 1,263,855       $ 1,347,040.81
07/31/97     $ 1,349,809       $ 1,269,668       $ 1,361,395.44
08/28/97     $ 1,352,562       $ 1,275,509       $ 1,364,291.51
09/30/97     $ 1,361,746       $ 1,281,376       $ 1,374,083.63
10/31/97     $ 1,370,734       $ 1,287,142       $ 1,377,480.70
11/28/97     $ 1,374,606       $ 1,293,063       $ 1,381,921.27
12/31/97     $ 1,383,266       $ 1,298,958       $ 1,390,823.69




CONTENTS

Shareholder Letter             1
Overview of the Economy        3
Franklin
Cash Reserves Fund             6
Performance Summary            8
Financial Highlights &
Statement of Investments      10
Financial Statements          12
Notes to
Financial Statements          15


SHAREHOLDER LETTER


Your Fund's Objective: The Franklin Cash Reserves Fund (the Fund) seeks high current income, consistent with capital preservation and liquidity. The Fund seeks to achieve this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), whose investment objective is the same as the Fund's. The Fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.


Dear Shareholder:

We are pleased to bring you the semi-annual report for the Franklin Cash Reserves Fund (the Fund) for the period ended December 31, 1997.

The Fund is a series of Franklin's Institutional Fiduciary Trust, which is offered exclusively to qualified retirement plans and other institutional investors, including corporations, banks, savings and loan associations, and government entities.

While the economy during this period experienced strong growth coupled with declining unemployment rates, the threat of inflation was mitigated by increased productivity and the recent Asian economic crisis. Factors such as these eliminated the need for policy actions by the Federal Reserve Board, as the federal funds target rate remained unchanged during the period. Within this environment, our managers adhered to a disciplined investment strategy, enabling them to seek out attractive opportunities through a variety of market conditions. We believe this approach benefits our shareholders in the long run, and we will continue to make every effort to employ this strategy going forward.

Thank you for your investment in the Franklin Cash Reserves Fund. We look forward to serving your investment needs in the months and years ahead.

Sincerely,


Charles B. Johnson
Chairman of the Board

OVERVIEW OF THE ECONOMY

Strong economic growth coupled with mild inflation characterized most of the period under review. Annualized real GDP growth through the last two quarters of 1997 was 3.9%, a figure which is considerably higher than the Federal Reserve Board's targeted long-term annualized growth rate of 2.5%. Furthermore, as a direct result of the country's economic strength, the rate of unemployment declined to 4.6%, reaching its lowest level in twenty-four years. However, the Federal Reserve declined to alter its monetary policy in the face of such blistering growth for a couple of reasons. The first is that consumer prices, as measured by the Consumer Price Index, increased by only 1.7% in 1997, their lowest increase in eleven years. Secondly, the Asian financial crisis in October prevented the Federal Reserve from taking any steps which might have induced further volatility in the international financial markets.

Looking forward, we believe the economy is in the later stages of the current business cycle. Continued growth should be stimulated by higher private consumption and increased capital spending, which could ultimately lead to further wage inflation. However, we believe that any impact wages may have on overall consumer prices should be mitigated by continued improvements in manufacturing productivity, as well as by lower exports to Asia as a result of the crisis in Asia. This being the case, we believe the Federal Reserve will continue to wait on the sidelines and hold off on tightening its monetary policy in order to assess the impact of these variables on economic growth and inflation.


GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


We will continue to invest the Portfolio's assets in securities that are among the highest quality available to money market portfolios. Since the Fund's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities that we believe involve undue risk.

Thomas J. Runkel, CFA

Portfolio Manager

Tom Runkel is a portfolio manager for Franklin's taxable money market funds. He joined Franklin in 1983 and served as an equity and money market trader from 1985 to 1989.

Mr. Runkel received a Bachelor of Science degree in political science from the University of California at Davis and a Master of Business Administration degree from Santa Clara University. He is a Chartered Financial Analyst (CFA).

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. It seeks to achieve this by investing all of its assets in The Money Market Portfolio, whose investment objective is the same as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations1

o Certificates of deposit

o Banker's acceptances

o High grade commercial paper

o High grade short-term corporate obligations

o Repurchase agreements collateralized by U.S. government securities1


1. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

The chart to the left illustrates the Portfolio's composition on December 31, 1997.

The Portfolio's holdings are limited to money market instruments within the two highest rating categories assigned by Standard & Poor's, or in non-rated securities determined by the managers to be of comparable quality. In addition, the Portfolio invests 100% of its assets in securities with remaining maturities of 397 days or less. Such relatively short maturities allow the Portfolio to adjust quickly to changing interest rates.

Security Selection Criteria
Portfolio managers employ specific guidelines for determining buy-and-sell opportunities. For corporate paper, the selection process generally includes the following criteria:

o Issuer should have a long-term debt rating of "A" or higher from at least two major credit rating agencies

o Cash flow from operations to short-term debt should be 100% or higher

o Short-term debt-to-capital ratio should be 15% or lower

o Issuer's standard deviation of cash flow growth should be 8.5 or lower

o Profitability ratios should be positive and trending higher

o Total debt-to-capital ratio should be 35% or lower

Through investing in a portfolio of high quality, short-term securities, the Franklin Cash Reserves Fund is designed to provide a high level of credit safety combined with a stable net asset value.2 As a result, investors often use the Fund for qualified retirement assets, as well as monies held in fiduciary, advisory, and custodial capacities. Its competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations, and trust companies.3

2. An investment in the Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.
3. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SUMMARY

During the second half of 1997, the Federal Reserve's target for the federal funds rate remained unchanged, producing stable interest rates through the reporting period. The relatively flat interest rate environment over the last six months was reflected in the Fund's seven-day yield, which began the period at 5.15% on June 30, 1997 and finished at 5.24%, as of December 31, 1997.4 This stable interest rate environment also allowed us to increase the Fund's average weighted maturity, which rose from 39 days on June 30, 1997, to 57 days on December 31, 1997.

Weekly seven-day yields for the reporting period are shown to the right.5 Of course, past performance cannot guarantee future results.

4. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.50% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.04% and 5.17%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
5. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 1997, there were 188 funds in the institutional money market category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.


Performance Figures
Period Ended December 31, 1997



Seven-Day Current Yield6        5.24%
Seven-Day Effective Yield6      5.37%
Average Weighted Maturity     57 days

6. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on portfolio investments and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.50% per annum of average net assets. Without these reductions, the Fund's current and effective seven-day yields for the period would have been 5.04% and 5.17%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

Past performance is not predictive of future results.








INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights



                                                              Six Months Ended
                                                              December 31, 1997     Year Ended June 30,
                                                                 (unaudited)      1997      1996     1995
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period.........................            $1.00      $1.00     $1.00    $1.00
                                                             -----------------------------------------------
Income from investment operations - net investment income....            .026        .050      .052     .052
Less distributions from net investment income................           (.026)      (.050)    (.052)   (.052)
                                                             ------------------------------------------------
Net asset value, end of period...............................            $1.00      $1.00     $1.00    $1.00
                                                             ===============================================

Total return**...............................................           2.63%       5.11%      5.35%    5.34%

Ratios/supplemental data
Net assets, end of period (000's)............................        $101,170    $76,510   $30,381  $14,545
Ratios to average net assets:
 Expenses1,2.................................................             .50%***   .50%       .49%     .40%
 Expenses excluding waiver and payments by affiliate1,2......             .76%***   .69%       .73%     .79%
 Net investment income.......................................            5.20%***  5.00%      5.10%    5.69%

**Total return is not annualized.
***Annualized

1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its management fees incurred by the Portfolio, and a portion of its administration fees incurred by the Fund.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Statement of Investments, December 31, 1997 (unaudited)




                                                                                     SHARES        VALUE
Mutual Funds 100.2%
The Money Market Portfolio (Note 1).............................................. 101,329,704$101,329,704
                                                                                            -------------
Total Investments (Cost $101,329,704) 100.2%.....................................             101,329,704
Other Assets, less Liabilities (.2)%.............................................                (159,266)
                                                                                            -------------
Net Assets 100.0%................................................................            $101,170,438
                                                                                            =============

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements



Statement of Assets and Liabilities
December 31, 1997 (unaudited)

Assets:
 Investments in securities, at value and cost....................................            $101,329,704
 Receivables for capital shares sold.............................................                  96,927
                                                                                            -------------
Total assets.....................................................................             101,426,631
                                                                                            -------------
Liabilities:
 Payables:
Investment securities purchased..................................................                  80,234
Affiliates.......................................................................                  12,404
Shareholders.....................................................................                 131,316
 Other liabilities...............................................................                  32,239
                                                                                            -------------
Total liabilities................................................................                 256,193
                                                                                            -------------
 Net assets, at value (equivalent to $1.00 per share based on....................            $101,170,438
101,170,438 shares outstanding)                                                             =============


                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


Statement of Operations
for the six months ended December 31, 1997 (unaudited)


Investment income:
 Dividends.........................................................................            $2,710,084

Expenses:
 Administrative fees (Note 3)......................................................  $122,987
 Distribution fees (Note 3)........................................................   127,092
 Other.............................................................................    45,299
                                                                                -------------
Total expenses.....................................................................               295,378
Expenses waived/paid by affiliate (Note 3).........................................              (122,987)
                                                                                             -------------
 Net expenses......................................................................               172,391
                                                                                             -------------
Net investment income..............................................................             2,537,693
                                                                                             -------------
Net increase in net assets resulting from operations...............................            $2,537,693
                                                                                             =============

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                                                 Six Months        Year
                                                                                    Ended          Ended
                                                                              December 31, 1997June 30, 1997
Increase (decrease) in net assets:
 Operations:
Net investment income........................................................    $ 2,537,693  $ 2,961,172
 Distributions to shareholders from net investment income....................     (2,537,693)  (2,961,172)
 Capital share transactions (Note 2).........................................     24,660,221   46,129,160
                                                                             ----------------------------
Net increase in net assets...................................................     24,660,221   46,129,160
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period.........................................................     76,510,217   30,381,057
                                                                             ----------------------------
 End of period...............................................................   $101,170,438  $76,510,217
                                                                             ============================


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high current income.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of December 31, 1997, the Fund owns 5.19% of the Portfolio.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.





2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                               Six Months         Year
                                  Ended           Ended
                            December 31, 1997 June 30, 1997
      Shares sold...........  $160,894,341  $222,797,987
      Shares issued on reinvestment
       of distributions.....     2,518,361     2,916,349
      Shares redeemed.......  (138,752,481) (179,585,176)
                            -----------------------------
      Net increase .........  $ 24,660,221  $ 46,129,160
                            ============================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, and transfer agent, respectively, and of The Money Market Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.



THE MONEY MARKET PORTFOLIOS
Financial Highlights



The Money Market Portfolio




                                        Six Months Ended
                                        December 31, 1997                  Year Ended June 30,
                                           (unaudited)        1997       1996     1995        1994     1993*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period         $1.00         $1.00        $1.00     $1.00      $1.00     $1.00
                                             --------------------------------------------------------------------
Income from investment operations
 - net investment income...........            .028           .056        .055       .053      .033      .027
Less distributions from net investment income (.028)         (.056)      (.055)     (.053)    (.033)    (.027)
                                             --------------------------------------------------------------------
Net asset value, end of period.....           $1.00         $1.00       $1.00      $1.00     $1.00     $1.00
                                             ====================================================================
Total return**.....................            2.81%         5.47%       5.66%      5.46%    3.33%      2.92%***
Ratios/supplemental data
Net assets, end of period (000's)         $1,952,039       $1,773,546 $1,550,085 $1,305,574 $219,189  $222,358
Ratios to average net assets:
 Expenses..........................             .15%***       .15%       .15%       .15%      .15%      .15%***
 Expenses excluding waiver
  and payments by affiliate........             .16%***       .16%       .16%       .16%      .17%      .17%***
 Net investment income.............            5.55%***      5.34%      5.50%      5.42%     3.25%     3.18%***



*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)





                                                                                                      PRINCIPAL
  The Money Market Portfolio                                                             AMOUNT          VALUE
     Certificates of Deposit 41.5%

    ABN-AMRO Bank NV, Chicago Branch, 5.77% - 6.14%, 5/01/98 - 6/17/98 .......       $ 50,000,000 $ 50,013,179
    Australia & NZ Banking Group, New York Branch, 5.67%, 3/10/98 ............         25,000,000   25,000,000
    Bank of Montreal, Chicago Branch, 5.675% - 5.76%, 1/27/98 - 5/13/98 ......         75,000,000   75,001,261
    Bank of Nova Scotia, Portland Branch, 5.75%, 6/22/98 .....................         25,000,000   25,000,000
    Barclays Bank, Plc., New York Branch, 5.79%, 3/03/98 - 3/04/98 ...........         50,000,000   50,000,842
    Bayerische Landesbank, New York Branch, 5.755%, 6/16/98 - 6/18/98 ........         50,000,000   50,001,128
    Bayerische Vereinsbank, New York Branch, 5.75% - 5.85%, 5/14/98 - 6/15/98          75,000,000   75,000,000
    Commerzbank AG, New York Branch, 5.625% - 6.075%, 1/09/98 - 5/27/98 ......         75,000,000   75,017,989
    Credit Agricole, New York Branch, 5.70%, 5/11/98 .........................         25,000,000   25,000,000
    Deutsche Bank AG, New York Branch, 5.64%, 1/16/98 ........................         25,000,000   25,000,000
    Generale Bank, New York Branch, 5.76%, 2/25/98 ...........................         25,000,000   25,000,376
    Morgan Guaranty & Trust, New York Branch, 5.94%, 3/20/98 .................         25,000,000   25,000,000
    Rabobank Nederland NV, New York Branch, 5.70%, 5/12/98 ...................         25,000,000   25,001,768
    Royal Bank of Canada, New York Branch, 5.80% - 6.04%, 6/05/98 - 6/15/98 ..         30,000,000   29,996,573
    Societe Generale, New York Branch, 5.69% - 5.80%, 1/09/98 - 3/19/98 ......         55,000,000   54,993,402
    Svenska Handelsbanken, New York Branch, 5.75% - 5.78%, 2/23/98 - 3/02/98 .         75,000,000   75,000,801
    Swiss Bank Corp., New York Branch, 5.74% - 5.76%, 2/11/98 - 5/08/98 ......         75,000,000   75,000,000
    Westdeutsch Landesbank, New York Branch, 5.68%, 1/26/98 ..................         25,000,000   25,000,000
                                                                                                   -------------
    Total Certificates of Deposit (Cost $810,027,319).........................                     810,027,319
                                                                                                   -------------
  a Commercial Paper 37.6%
    Abbey National North America, 5.55% - 5.60%, 1/21/98 - 4/27/98 ...........         75,000,000   74,389,583
    ABN AMRO North America Finance, 5.54%, 4/30/98 ...........................         25,000,000   24,542,181
    Associates Corp. of North America, 5.55% - 5.60%, 1/14/98 - 2/10/98 ......         75,000,000   74,685,972
    AT&T Corp., 5.53%, 2/03/98 ...............................................         25,000,000   24,873,271
    BIL North America, Inc., 5.53%, 1/07/98 ..................................         25,000,000   24,976,958
    CIESCO, L.P., 5.60%, 2/05/98 .............................................         25,000,000   24,863,889
    Commonwealth Bank of Australia, 5.495% - 5.54%, 2/18/98 - 5/07/98 ........         55,000,000   54,295,450
    Credit Agricole U.S.A., Inc., 5.55%, 1/30/98 .............................         25,000,000   24,888,229
    Den Danske Corp., Inc., 5.595%, 1/22/98 ..................................         25,000,000   24,918,406
    Deutsche Bank Financial, Inc., 5.55%, 1/06/98 ............................         25,000,000   24,980,729
    General Electric Capital Corp., 5.55% - 5.69%, 1/08/98 - 2/12/98 .........         75,000,000   74,699,985
    Generale Bank, Inc., 5.51% - 5.54%, 2/13/98 - 2/19/98 ....................         50,000,000   49,647,076
    Halifax Building Society, 5.53%, 1/05/98 .................................         25,000,000   24,984,639
    Merrill Lynch & Co., Inc., 5.60%, 1/28/98 ................................         15,000,000   14,937,000
    Metlife Funding, Inc., 5.68% - 5.72%, 2/06/98 - 2/26/98 ..................         50,000,000   49,636,111
    Morgan Stanley Group, Inc., 5.60%, 2/09/98 ...............................         25,000,000   24,848,333
    National Australian Funding (DE), Inc., 5.595%, 1/20/98 ..................         25,000,000   24,926,177
    National Rural Utilities Cooperative Finance Corp., 5.54%, 1/15/98 .......         25,000,000   24,946,139
    Siemens Capital Corp., 5.59%, 6/25/98 ....................................         25,000,000   24,320,660
    Toyota Motor Credit Corp., 5.61% - 5.70%, 2/27/98 - 6/19/98 ..............         30,000,000   29,296,479
    Wool International, Inc., 5.49%, 2/12/98 .................................         15,000,000   14,903,926
                                                                                                   -------------
    Total Commercial Paper (Cost $734,561,193) ...............................                     734,561,193
                                                                                                   -------------
    Total Investments before Repurchase Agreements (Cost $1,544,588,512) .....                   1,544,588,512
                                                                                                   -------------

  a,dRepurchase Agreements 20.7%
  BancAmerica Robertson Stephens, 5.40%, 1/02/98 (Maturity Value $65,019,500)
     Collateralized by U.S. Treasury Notes ...................................       $ 65,000,000 $ 65,000,000
    Chase Securities, Inc., 5.40%, 1/02/98 (Maturity Value $65,019,500)
     Collateralized by U.S. Treasury Notes....................................         65,000,000   65,000,000
    Dresdner Kleinwort Benson North America, L.L.C., 5.25%, 1/02/98
     (Maturity Value $65,018,958)
    Collateralized by U.S. Treasury Notes.....................................         65,000,000   65,000,000
    J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $104,431,248)
     Collateralized by U.S. Treasury Notes....................................        104,395,000  104,395,000
    Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $104,430,958)
     Collateralized by U.S. Treasury Notes....................................        104,395,000  104,395,000
                                                                                                   -------------
    Total Repurchase Agreements (Cost $403,790,000)...........................                     403,790,000
                                                                                                   -------------
    Total Investments (Cost $1,948,378,512) 99.8%.............................                   1,948,378,512
    Other Assets, less Liabilities .2%........................................                       3,660,401
                                                                                                   -------------
    Net Assets 100.0% ........................................................                  $1,952,038,913
                                                                                                  =============



aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

THE MONEY MARKET PORTFOLIOS
Financial Highlights



The U.S. Government Securities Money Market Portfolio




                                            Six Months Ended
                                            December 31, 1997                  Year Ended June 30,
                                               (unaudited)     1997       1996       1995     1994      1993*
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period          $1.00           $1.00      $1.00      $1.00     $1.00      $1.00
                                             ---------------------------------------------------------------------
Income from investment operations
 - net investment income...........             .027            .052       .054       .052      .032       .021
Less distributions from net investment income  (.027)          (.052)     (.054)     (.052)    (.032)     (.021)
                                             ---------------------------------------------------------------------
Net asset value, end of period.....           $1.00           $1.00      $1.00      $1.00     $1.00      $1.00
                                             =====================================================================
Total return**.....................            2.76%           5.34%      5.55%      5.32%     3.25%      2.27%***
Ratios/supplemental data
Net assets, end of period (000's)          $243,983        $258,629     $285,701  $474,654  $218,548    $310,319
Ratios to average net assets:
 Expenses..........................             .15%***         .15%       .15%       .15%      .15%       .15%***
 Expenses excluding waiver and
  payments by affiliate............             .17%***         .16%       .17%       .16%      .17%       .18%***
 Net investment income.............            5.44%***        5.20%      5.45%      5.25%     3.20%      3.05%***

*For the period July 28, 1992 (effective date) to June 30, 1993.
**Total return is not annualized.
***Annualized

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, December 31, 1997 (unaudited)




                                                                                       PRINCIPAL
  The U.S. Government Securities Money Market Portfolio                                 AMOUNT       VALUE
    a  Government Securities 20.3%
    U.S. Treasury Bills, 5.65%, 1/08/98 ......................................        $10,000,000  $ 9,989,014
    U.S. Treasury Bills, 5.40%, 4/30/98 ......................................         10,000,000    9,821,500
    U.S. Treasury Notes, 5.25%, 7/31/98 ......................................         10,000,000    9,979,308
    U.S. Treasury Notes, 4.75%, 9/30/98 ......................................         20,000,000   19,866,959
                                                                                                   -------------
    Total Government Securities (Cost $49,656,781)............................                      49,656,781
                                                                                                   -------------
    Repurchase Agreements 79.6%
    BancAmerica Robertson Stephens, 6.40%, 1/02/98 (Maturity Value $10,003,556)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
    Barclays Capital Group, Inc., 6.50%, 1/02/98 (Maturity Value $10,003,611)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
    BT Alex Brown, Inc., 5.75%, 1/02/98 (Maturity Value $10,003,194)
     Collateralized by U.S. Treasury Bills....................................         10,000,000   10,000,000
    Chase Securities, Inc., 6.10%, 1/02/98 (Maturity Value $10,003,389)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
    CIBC Wood Gundy Securities Corp., 6.45%, 1/02/98 (Maturity Value $10,003,583)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
    Deutsche Morgan Grenfell/C.J. Lawrence, Inc., 6.40%, 1/02/98 (Maturity Value $10,003,556)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
    J.P. Morgan Securities, Inc., 6.15%, 1/02/98 (Maturity Value $22,072,539)
     Collateralized by U.S. Treasury Bills and U.S. Treasury Notes............         22,065,000   22,065,000
    J.P. Morgan Securities, Inc., 6.25%, 1/02/98 (Maturity Value $30,010,417)
     Collateralized by U.S. Treasury Bills and U.S. Treasury Notes ...........         30,000,000   30,000,000
    Merrill Lynch Government Securities, Inc., 6.00%, 1/02/98 (Maturity Value $10,003,333)
     Collateralized by U.S. Treasury Notes ...................................         10,000,000   10,000,000
    Morgan Stanley & Co., Inc., 6.20%, 1/02/98 (Maturity Value $52,082,933)
     Collateralized by U.S. Treasury Bills ...................................         52,065,000   52,065,000
    SBC Warburg Dillon Read, Inc., 6.50%, 1/02/98 (Maturity Value $10,003,611)
     Collateralized by U.S. Treasury Notes ...................................         10,000,000   10,000,000
    UBS Securities, L.L.C., 6.45%, 1/02/98 (Maturity Value $10,003,583)
     Collateralized by U.S. Treasury Notes....................................         10,000,000   10,000,000
                                                                                                   -------------
    Total Repurchase Agreements (Cost $194,130,000) ..........................                     194,130,000
                                                                                                   -------------
    Total Investments (Cost $243,786,781) 99.9%...............................                     243,786,781
    Other Assets, less Liabilities .1% .......................................                         196,109
                                                                                                   -------------
    Net Assets 100.0% ........................................................                    $243,982,890
                                                                                                   =============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
December 31, 1997 (unaudited)


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
Assets:
 Investments in securities, at value and cost                                $1,544,588,512  $ 49,656,781
 Repurchase agreements, at value and cost........................                403,790,000   194,130,000
 Cash............................................................                      1,679         3,930
 Receivables:
  Capital shares sold............................................                     80,234            --
  Interest.......................................................                  8,993,889       496,074
                                                                            ------------------------------
Total assets.....................................................              1,957,454,314   244,286,785
                                                                            ==============================
Liabilities:
 Payables:
  Capital shares redeemed........................................                  5,165,275       257,698
  Affiliates.....................................................                    232,119        28,311
 Distributions to shareholders...................................                      3,711            --
 Other liabilities...............................................                     14,296        17,886
                                                                            ------------------------------
Total liabilities................................................                  5,415,401       303,895
                                                                            ------------------------------
Net assets, at value.............................................             $1,952,038,913  $243,982,890
                                                                            ==============================
Shares outstanding...............................................              1,952,038,913   243,982,890
                                                                            ==============================
Net asset value per share........................................                      $1.00         $1.00
                                                                            ==============================

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Operations
for the six months ended December 31, 1997 (unaudited)



                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                    The Money  Money Market
                                                                                Market Portfolio Portfolio
Investment income:
 Interest......................................................................   $53,164,949  $7,232,180
                                                                               --------------------------
Expenses:
 Management fees (Note 3)......................................................     1,410,043     195,260
 Custodian fees................................................................         9,612       5,461
 Reports to shareholders.......................................................        21,824       4,192
 Professional fees.............................................................        21,259       4,596
 Trustees' fees and expenses...................................................         3,800         579
 Other.........................................................................        29,506      10,841
                                                                               --------------------------
  Total expenses...............................................................     1,496,044     220,929
  Expenses waived/paid by affiliate (Note 3)...................................      (85,712)     (25,457)
                                                                               ---------------------------
Net expenses...................................................................     1,410,332     195,472
                                                                               --------------------------
 Net investment income.........................................................    51,754,617   7,036,708
                                                                               --------------------------
Net increase in net assets resulting from operations...........................   $51,754,617  $7,036,708
                                                                               ==========================

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended December 31, 1997 (unaudited) and the year ended June 30, 1997


                                                                              The U.S. Government Securities
                                                The Money Market Portfolio        Money Market Portfolio
                                              Six Months Ended  Year Ended   Six Months Ended  Year Ended
                                              December 31, 1997June 30, 1997 December 31, 1997June 30, 1997
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................    $ 51,754,617   $ 90,724,056     $ 7,036,708  $ 14,032,778
  Net realized gain (loss)
   from investments ........................              --           (931)            --          3,978
                                            -------------------------------------------------------------
Net increase in net assets
 resulting from operations .................      51,754,617     90,723,125       7,036,708    14,036,756
 Distributions to shareholders from
  net investment income ....................     (51,754,617)   (90,723,125)a    (7,036,708)  (14,036,756)b
 Capital share transactions (Note 2) .......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
                                            --------------------------------------------------------------
Net increase (decrease) in net assets ......     178,492,924    223,460,742     (14,646,287)  (27,071,927)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
 Beginning of period .......................   1,773,545,989  1,550,085,247     258,629,177   285,701,104
                                            -------------------------------------------------------------
 End of period .............................  $1,952,038,913 $1,773,545,989    $243,982,890  $258,629,177
                                            =============================================================

aDistributions were decreased by a net realized loss from investments of $931. bDistributions were increased by a net realized gain from investments of $3,978.

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is high current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1997, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                   The U.S.
                                                  Government
                                                  Securities
                                     The Money   Money Market
                                  Market Portfolio Portfolio
        Six months ended
         December 31, 1997
         Shares sold ........    $2,732,924,579 $616,546,090
         Shares issued in reinvestment
          of distributions ..        51,752,178    7,036,446
         Shares redeemed ....     (2,606,183,833) (638,228,823)
                                 ------------------------------
        Net increase (decrease)    $ 178,492,924   $ (14,646,287)
                                 ===============================
        Year ended June 30, 1997

         Shares sold ........    $4,134,527,818 $937,979,469
         Shares issued in reinvestment
          of distributions ..        90,722,912   14,037,460
         Shares redeemed ....    (4,001,789,988) (979,088,856)
                                ------------------------------
        Net increase (decrease)   $ 223,460,742  $ (27,071,927)
                                ==============================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.



3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 1997, the shares of The Money Market Portfolio were owned by the following funds:

                                                  Percentage of
                                                  Outstanding
                                          Shares     Shares
        Franklin Money Fund ........ 1,625,839,866    83.29%
        Institutional Fiduciary Trust-
         Money Market Portfolio ....   192,790,791     9.88%
        Institutional Fiduciary Trust-
         Franklin Cash Reserves Fund   101,329,704     5.19%
        Franklin Templeton Money Fund Trust-
         Franklin Templeton Money Fund II 32,078,552   1.64%

At December 31, 1997, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                           Percentage of
                                                            Outstanding
                                                   Shares      Shares
        Institutional Fiduciary Trust-
         Franklin U.S Government
          Securities Money Market Portfolio       117,534,517 48.17%
         Franklin Federal Money Fund              126,448,373 51.83%


4. INCOME TAXES

At June 30, 1997, The Money Market Portfolio had tax basis capital losses of $3,560, which may be carried over to offset future capital gains. Such losses expire in 2002.


At June 30, 1997, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 1996 of $1,161. For tax purposes, such losses will be reflected in the year ending June 30, 1998.






Franklin Cash Reserves Fund

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)
The following line graph shows the 90 day Treasury bill yields from 6/30/97-12/31/97.


6/97       5.12%
7/97       5.12%
8/97       5.12%
9/97       4.93%
10/97      4.97%
11/97      5.15%
12/97      5.29%

GRAPHIC MATERIAL  (2)

This chart shows in pie chart format the fund's securities breakdown sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 12/31/97

Certificates of Deposit                         41.6%
Commercial Paper                                37.7%
Repurchase Agreements                           20.7%

GRAPHIC MATERIAL  (3)

The bar chart shows the comparison between the Franklin Cash Reserves Fund's total return of 5.19% and 16.87% for the one- and three-year periods ended 12/31/97 and the Lipper Institutional Money Market Funds Index's total return of 5.33% and 17.83% for one- and three-year periods ended 12/31/97.